UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534, New York, NY 10169
(Address of principal executive offices)               (Zip code)

Eric M. Rubin, President, 230 Park Avenue, Suite 534, New York, NY 10169
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code:  (212) 488-1331

Date of fiscal year end: 10/31

Date of reporting period: 01/31/12

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2012 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 92.8%

Consumer Discretionary — 24.7%
AutoZone, Inc. (a)	10,000	3,478,800
Johnson Controls, Inc.	173,000	5,496,210
Omnicom Group, Inc.	135,000	6,157,350
Saks, Inc. (a)	299,000	2,984,020
Starbucks Corp.	100,000	4,793,000
Target Corp.	111,000	5,639,910
Time Warner, Inc.	150,000	5,559,000
Viacom, Inc., Class B	120,000	5,644,800
		39,753,090
Consumer Staples — 5.2%
Diageo PLC - ADR (b)	60,200	5,333,118
Imperial Tobacco Group PLC - ADR (b)	43,100	3,085,960
		8,419,078
Energy — 6.4%
Occidental Petroleum Corp.	70,300	7,013,831
Oil States International, Inc. (a)	40,000	3,187,600
		10,201,431
Financials — 14.9%
Capital One Financial Corp.	90,000	4,117,500
Citigroup, Inc.	170,000	5,222,400
Franklin Resources, Inc.	35,000	3,713,500
Goldman Sachs Group, Inc. (The)	32,000	3,567,040
Lazard, Ltd., Class A (b)	130,000	3,733,600
Morgan Stanley	195,000	3,636,750
		23,990,790
Health Care — 10.4%
Cardinal Health, Inc.	75,500	3,248,765
Covidien PLC (b)	115,000	5,922,500
McKesson Corp.	28,000	2,288,160
Thermo Fisher Scientific, Inc. (a)	100,000	5,290,000
		16,749,425
Industrials — 14.1%
Caterpillar, Inc.	49,000	5,346,880
Cummins, Inc.	50,000	5,200,000
General Dynamics Corp.	76,600	5,297,656
Nielsen Holdings NV (a) (b)	40,000	1,159,200
Raytheon Co.	117,000	5,614,830
		22,618,566
Information Technology — 4.9%
Dell, Inc. (a)	190,000	3,273,700
SanDisk Corp. (a)	100,000	4,588,000
		7,861,700
Materials — 12.2%
Barrick Gold Corp. (b)	100,000	4,926,000
Freeport-McMoRan Copper & Gold, Inc.	116,000	5,360,360
Mosaic Co. (The)	98,385	5,506,608

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 92.8% (continued)

Materials — 12.2% (continued)
Teck Resources, Ltd., Class B (b)	90,000	3,808,800
		19,601,768
Total Common Stocks (Cost $122,988,883)		149,195,848

Total Investments (Cost $122,988,883(c)) — 92.8%		$149,195,848

Other assets in excess of liabilities — 7.2%		11,593,079

NET ASSETS — 100.0%		$160,788,927

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$149,195,848	$-	$-	$149,195,848
Total Investments	$149,195,848	$-	$-	$149,195,848

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9%

Australia — 9.5%
AGL Energy, Ltd.	30,000	465,143
Bendigo and Adelaide Bank, Ltd.	50,000	440,489
BHP Billiton, Ltd.	15,000	597,450
Coca-Cola Amatil, Ltd.	40,000	490,967
Commonwealth Bank of Australia	30,000	1,615,090
CSL, Ltd.	20,000	661,637
Rio Tinto, Ltd.	8,000	587,970
		4,858,746
Austria — 0.6%
Telekom Austria AG	25,000	291,596

Brazil — 2.4%
Cia de Bebidas das Americas	20,000	731,262
Tractebel Energia SA	30,000	519,995
		1,251,257
Denmark — 2.5%
Novo Nordisk A/S, Class B	11,000	1,301,592

Finland — 2.1%
Kone OYJ, Class B	10,000	544,836
Sampo OYJ, Class A	20,000	527,294
		1,072,130
France — 5.9%
Danone	10,000	617,686
Dassault Systemes SA	4,000	331,876
LVMH Moet Hennessy Louis Vuitton SA	4,000	647,205
Remy Cointreau SA	5,000	440,568
Unibail-Rodamco SE	5,000	960,859
		2,998,194
Germany — 5.3%
BASF SE	8,000	615,578
Deutsche Telekom AG	48,000	540,259
Fresenius SE & Co. KGaA	3,000	304,516
Fuchs Petrolub AG	10,000	418,380
Siemens AG	9,000	849,928
		2,728,661
Hong Kong — 7.8%
Cheung Kong Holdings, Ltd.	60,000	807,789
China Mobile, Ltd.	55,000	562,448
CNOOC, Ltd.	600,000	1,233,348
HSBC Holdings PLC	80,000	671,610
Sun Hung Kai Properties, Ltd.	50,000	692,501
		3,967,696
Ireland — 2.8%
CRH PLC	30,000	594,580
Elan Corp. PLC (a)	30,000	400,183

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9% (continued)

Ireland — 2.8% (continued)
Paddy Power PLC	8,000	443,828
		1,438,591
Italy — 3.3%
Enel SpA	161,721	661,788
ENI SpA	20,000	442,466
Saipem SpA	12,000	562,063
		1,666,317
Japan — 15.6%
East Japan Railway Co.	15,000	970,820
Hitachi, Ltd.	100,000	558,688
Honda Motor Co., Ltd.	31,000	1,083,882
Kintetsu Corp.	100,000	402,623
McDonald's Holdings Co., Ltd.	20,000	542,689
Medipal Holdings Corp.	25,000	272,459
Nippon Telegraph & Telephone Corp.	15,000	749,508
Nomura Real Estate Office Fund, Inc. - REIT	100	534,426
Oriental Land Co., Ltd.	6,000	637,377
ORIX Corp.	5,000	467,541
Sumitomo Corp.	40,000	574,426
Takeda Pharmaceutical Co., Ltd.	15,000	651,148
Toyo Suisan Kaisha, Ltd.	20,000	492,328
		7,937,915
Jersey — 0.9%
Randgold Resources, Ltd.	4,000	452,264

Netherlands — 2.7%
ASML Holding NV	10,000	429,834
Koninklijke DSM NV	7,000	359,438
Unilever NV	17,000	566,370
		1,355,642
Norway — 3.0%
DNB ASA	65,000	686,827
Statoil ASA	33,000	828,647
		1,515,474
Sweden — 5.0%
Electrolux AB	30,000	548,947
Swedbank AB	40,000	573,912
Swedish Match AB	20,000	695,803
Telefonaktiebolaget LM Ericsson, Class B	30,000	278,659
Volvo AB, Class B	34,000	439,143
		2,536,464
Switzerland — 4.4%
Nestle SA	27,000	1,548,771
Synthes, Inc. (b)	4,000	682,036
		2,230,807

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9% (continued)

Taiwan — 1.5%
Far EasTone Telecommunications Co., Ltd.	300,000	577,947
Mega Financial Holding Co., Ltd.	300,000	205,830
		783,777
United Kingdom — 21.6%
Amlin PLC	70,000	375,572
AstraZeneca PLC	37,000	1,783,438
British American Tobacco PLC	43,000	1,979,343
BT Group PLC	200,000	642,260
Catlin Group, Ltd.	60,000	383,841
GlaxoSmithKline PLC	47,000	1,045,763
Lancashire Holdings, Ltd.	30,000	325,943
National Grid PLC	50,000	498,659
Royal Dutch Shell PLC, Class A	55,000	1,944,572
Sage Group PLC (The)	100,000	462,522
Vodafone Group PLC	400,000	1,078,113
Weir Group PLC (The)	15,000	462,758
		10,982,784
Total Common Stocks (Cost $49,545,868)		49,369,907

Short-Term Investment — 2.8%
Money Market Fund — 2.8%
Dreyfus Cash Management, Institutional Shares, 0.10% (c)	1,433,293	1,433,293
Total Short-Term Investments (Cost $1,433,293)		1,433,293

Total Investments (Cost $50,979,161(d)) — 99.7%		$50,803,200

Other assets in excess of liabilities — 0.3%		136,754

NET ASSETS — 100.0%		$50,939,954

(a) Non-income producing security.
(b) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $682,036, or 1.34% of net assets.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT — Real Estate Investment Trusts

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$49,369,907	$-	$-	$49,369,907
Short-Term Investments	1,433,293	-	-	1,433,293
Total Investments	$50,803,200	$-	$-	$50,803,200

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.4%

Consumer Discretionary — 15.3%
Denny's Corp. (a)	23,037	98,829
Dreams, Inc. (a)	15,695	35,471
Einstein Noah Restaurant Group, Inc.	6,812	101,431
Entravision Communications Corp., Class A	49,640	88,855
Jamba, Inc. (a)	64,437	100,522
Jones Group, Inc. (The)	6,615	60,395
Sotheby's	2,665	89,357
Warnaco Group, Inc. (The) (a)	1,385	80,676
		655,536
Consumer Staples — 3.3%
Rite Aid Corp. (a)	101,360	140,891

Energy — 9.7%
Carrizo Oil & Gas, Inc. (a)	2,900	70,441
Clean Energy Fuels Corp. (a)	5,405	80,859
Goodrich Petroleum Corp. (a)	4,115	71,025
Newpark Resources, Inc. (a)	12,810	104,273
Poseidon Concepts Corp. (b)	6,100	90,220
		416,818
Financials — 14.9%
American Capital, Ltd. (a)	13,443	110,501
Assured Guaranty, Ltd. (b)	7,020	108,880
Genworth Financial, Inc., Class A (a)	12,915	99,575
MBIA, Inc. (a)	10,643	131,122
NetSpend Holdings, Inc. (a)	10,565	92,232
Radian Group, Inc.	35,042	96,366
		638,676
Health Care — 17.0%
Affymax, Inc. (a)	6,895	55,091
ARIAD Pharmaceuticals, Inc. (a)	4,265	62,909
Biolase Technology, Inc. (a)	20,180	62,558
Biovest International, Inc. (a)	114,578	84,673
Bruker Corp. (a)	6,675	94,785
Halozyme Therapeutics, Inc. (a)	8,526	90,035
Hansen Medical, Inc. (a)	16,360	51,207
ImmunoCellular Therapeutics, Ltd. (a)	25,175	41,287
Medivation, Inc. (a)	1,520	84,223
Micromet, Inc. (a)	7,482	81,778
Oncothyreon, Inc. (a)	2,420	16,480
		725,026
Industrials — 9.7%
Actuant Corp., Class A	3,832	97,141
Kennametal, Inc.	2,426	104,585
Polypore International, Inc. (a)	1,780	67,783
Terex Corp. (a)	3,325	65,835
Woodward, Inc.	1,945	81,651
		416,995

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.4% (continued)

Information Technology — 24.5%
Actuate Corp. (a)	15,650	90,144
Anixter International, Inc. (a)	1,567	102,654
Bankrate, Inc. (a)	3,970	92,858
Cavium, Inc. (a)	1,990	63,959
Hackett Group, Inc. (The) (a)	19,655	76,163
IPG Photonics Corp. (a)	585	30,882
KIT Digital, Inc. (a)	5,802	62,836
Liquidity Services, Inc. (a)	2,105	72,644
Mattson Technology, Inc. (a)	38,500	87,395
MKS Instruments, Inc.	3,522	106,188
Power-One, Inc. (a)	18,989	82,412
Silicon Graphics International Corp. (a)	5,383	73,424
SunPower Corp. (a)	6,940	47,539
Web.com Group, Inc. (a)	4,420	56,576
		1,045,674
Materials — 6.0%
Materion Corp. (a)	2,307	67,849
Molycorp, Inc. (a)	3,040	94,179
Stillwater Mining Co. (a)	7,182	92,504
		254,532
Total Common Stocks (Cost $4,141,064)		4,294,148

Total Investments (Cost $4,141,064(c)) — 100.4%		$4,294,148

Liabilities in excess of other assets — (0.4)%		(17,790)

NET ASSETS — 100.0%		$4,276,358

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,294,148	$-	$-	$4,294,148
Total Investments	$4,294,148	$-	$-	$4,294,148

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.1%

Consumer Discretionary — 10.5%
Abercrombie & Fitch Co., Class A	1,968	90,410
Comcast Corp., Class A	6,854	182,248
Darden Restaurants, Inc.	2,482	113,849
DIRECTV, Class A (a)	2,531	113,920
Nordstrom, Inc.	3,000	148,140
		648,567
Consumer Staples — 2.3%
CVS Caremark Corp.	3,348	139,779

Energy — 12.4%
Baker Hughes, Inc.	2,032	99,832
Canadian Natural Resources, Ltd. (b)	3,623	143,507
Halliburton Co.	2,805	103,168
Noble Energy, Inc.	1,784	179,595
Occidental Petroleum Corp.	1,326	132,295
Peabody Energy Corp.	3,196	108,952
		767,349
Financials — 16.1%
Affiliated Managers Group, Inc. (a)	1,978	198,809
American Capital, Ltd. (a)	18,295	150,385
BlackRock, Inc.	652	118,664
Genworth Financial, Inc., Class A (a)	15,558	119,952
Hartford Financial Services Group, Inc.	6,655	116,595
JPMorgan Chase & Co.	2,686	100,188
MBIA, Inc. (a)	15,174	186,944
		991,537
Health Care — 13.3%
Agilent Technologies, Inc. (a)	3,891	165,251
Bruker Corp. (a)	8,262	117,320
Celgene Corp. (a)	2,338	169,973
Gilead Sciences, Inc. (a)	2,999	146,471
St. Jude Medical, Inc.	2,393	99,812
Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,746	123,927
		822,754
Industrials — 11.5%
Boeing Co. (The)	1,794	133,079
Cummins, Inc.	1,801	187,304
Eaton Corp.	2,619	128,410
General Electric Co.	6,408	119,894
Kennametal, Inc.	3,286	141,659
		710,346
Information Technology — 24.4%
Adobe Systems, Inc. (a)	3,326	102,940
Apple, Inc. (a)	717	327,296
Avnet, Inc. (a)	4,572	159,426
eBay, Inc. (a)	3,476	109,842
EMC Corp. (a)	5,981	154,070
Google, Inc., Class A (a)	240	139,226
Hewlett-Packard Co.	2,959	82,793

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.1% (continued)

Information Technology — 24.4% (continued)
Microsoft Corp.	4,817	142,246
QUALCOMM, Inc.	2,729	160,520
SanDisk Corp. (a)	2,714	124,518
		1,502,877
Materials — 6.3%
Allegheny Technologies, Inc.	2,984	135,444
Cliffs Natural Resources, Inc.	2,135	154,254
Molycorp, Inc. (a)	3,293	102,017
		391,715
Telecommunication Services — 1.3%
NII Holdings, Inc. (a)	3,960	79,635

Utilities — 2.0%
AES Corp. (The) (a)	9,774	124,716
Total Common Stocks (Cost $6,060,137)		6,179,275

Total Investments (Cost $6,060,137(c)) — 100.1%		$6,179,275

Liabilities in excess of other assets — (0.1)%		(7,263)

NET ASSETS — 100.0%		$6,172,012

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,179,275	$-	$-	$6,179,275
Total Investments	$6,179,275	$-	$-	$6,179,275

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,393,342
5.15%, 12/01/36, Callable 12/01/22	500,000	521,580
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	533,505
Butler County Unified School District No. 385 Andover, School District, GO, UT, AGM, 5.60%, 9/01/12	1,775,000	1,829,368
Butler County Unified School District No. 385 Andover, School District, GO, UT, NATL-RE, 5.00%, 9/01/18, Callable 9/01/15	2,000,000	2,220,040
Butler County Unified School District No. 394 Rose Hill, School District, GO, UT, AGM, 3.50%, 9/01/24, Callable 9/01/14	875,000	906,019
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, AGM,
5.00%, 9/01/23, Callable 9/01/15	500,000	540,555
4.05%, 9/01/27, Callable 9/01/17	630,000	681,219
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, FSA,
5.00%, 9/01/24, Pre-Refunded 9/01/15	690,000	797,033
5.00%, 9/01/24, Callable 9/01/15	395,000	426,197
Chisholm Creek Utility Authority, Water, Revenue Bonds, NATL-RE,
5.25%, 9/01/14, Pre-Refunded 9/01/12	710,000	730,483
5.25%, 9/01/15, Pre-Refunded 9/01/12	400,000	411,540
City of Abilene, GO, UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	276,205
4.60%, 9/01/30, Callable 9/01/20	810,000	891,267
City of Bel Aire, GO, UT, 4.50%, 6/01/12, Callable 3/02/12	1,000,000	1,002,280
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	520,950
City of Beloit, Power, Revenue Bonds, 4.75%, 12/01/31, Callable 12/01/18	250,000	260,183
City of Burlington, Development, Revenue Bonds, XLCA, 5.25%, 4/01/23, Putable 4/01/13 @ 100 †	1,000,000	1,039,090
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,233,969
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	101,908
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	800,000	920,424
City of Dodge City, GO, UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	925,556
City of Fairway, GO, UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	269,415
4.00%, 9/01/28, Callable 9/01/17	470,000	504,709
4.00%, 9/01/29, Callable 9/01/17	390,000	416,083
City of Hiawatha, GO, UT, 4.60%, 10/01/26, Callable 10/01/14	300,000	313,587
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	576,482
City of Junction City, GO, UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,085,880
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	405,611
City of Lansing, GO, UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	446,500
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16, Callable 7/01/13	1,000,000	1,050,440
5.25%, 7/01/21, Callable 7/01/16	610,000	671,598
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	264,514
City of Leawood, GO, UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	629,659
City of Lenexa, GO, UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	502,022
City of Lenexa, Nursing Homes, Revenue Bonds, 6.88%, 5/15/32, Pre-Refunded 5/15/12	1,500,000	1,543,560
City of Lindsborg, GO, UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	647,766
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,095,710
City of Manhattan, GO, UT,
4.50%, 11/01/17	400,000	475,256
3.25%, 11/01/20, Callable 11/01/19	350,000	384,668
4.10%, 11/01/26, Callable 11/01/18	415,000	455,151
City of Newton, GO, UT, NATL-RE, 5.00%, 9/01/24, Callable 9/01/14	1,000,000	1,068,220
City of Olathe, General, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	461,795
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,435,612
5.25%, 9/01/25, Callable 9/01/19	500,000	548,370
5.00%, 9/01/29, Callable 9/01/17	800,000	843,704
5.00%, 9/01/30, Callable 9/01/19	750,000	795,570
4.13%, 3/01/37, Putable 3/01/13 @ 100, Callable 3/02/12 †	1,500,000	1,523,430
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,733,676

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (continued)
City of Overland Park, GO, UT,
3.00%, 9/01/17	735,000	816,240
5.00%, 9/01/19, Callable 9/01/13	630,000	669,142
City of Park City, GO, UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	556,440
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	608,247
City of Pittsburg, General, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	749,936
City of Roeland Park, General, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	494,690
City of Salina, GO, UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	983,899
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	496,280
5.00%, 10/01/23, Callable 4/01/16	570,000	613,565
City of Shawnee, GO, UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	426,551
City of Topeka, GO, UT,
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,060,460
4.50%, 8/15/30, Callable 8/15/19	450,000	488,565
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	705,009
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	929,349
City of Wichita, GO, GO, UT, 2.50%, 6/01/25, Callable 6/01/22	405,000	412,403
City of Wichita, GO, UT,
5.00%, 10/01/12	2,325,000	2,399,470
2.38%, 4/01/19, Callable 4/01/17	250,000	263,243
4.00%, 6/01/23, Callable 6/01/17	405,000	455,285
4.00%, 6/01/24, Callable 6/01/16	150,000	164,276
4.00%, 6/01/24, Callable 6/01/17	180,000	200,497
4.00%, 6/01/24, Callable 6/01/20	100,000	114,707
4.00%, 6/01/25, Callable 6/01/17	820,000	908,970
4.00%, 12/01/25, Callable 12/01/20	100,000	112,066
4.00%, 6/01/26, Callable 6/01/20	475,000	530,594
4.00%, 12/01/26, Callable 12/01/20	165,000	183,800
4.00%, 6/01/27, Callable 6/01/20	780,000	866,323
4.00%, 12/01/29, Callable 12/01/20	250,000	277,550
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	227,916
4.75%, 11/15/24, Callable 11/15/19	810,000	874,411
5.25%, 11/15/24, Callable 11/15/19	2,150,000	2,416,772
5.00%, 11/15/29, Callable 11/15/21	3,070,000	3,363,246
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,212,410
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,145,338
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,109,210
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,092,500
5.00%, 10/01/29, Callable 10/01/19	750,000	869,197
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,088,480
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	558,405
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 (a)	780,000	856,003
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE, FGIC,
4.70%, 10/01/12, Callable 3/02/12	630,000	632,129
5.00%, 10/01/12	1,000,000	1,031,420
5.00%, 10/01/13	800,000	862,392
5.25%, 10/01/15, Pre-Refunded 10/01/13	350,000	378,746
5.00%, 10/01/16, Callable 10/01/14	500,000	546,710
5.25%, 10/01/17, Pre-Refunded 10/01/13	2,300,000	2,488,899
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15	1,975,000	2,257,208
Coffeyville Public Building Commission, Medical, Revenue Bonds, AMBAC, 5.00%, 8/01/22, Callable 8/01/12 (a)	250,000	251,150
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	260,818
Commonwealth of Puerto Rico, GO, UT, AGM, 5.50%, 7/01/29	125,000	152,600
County of Cherokee, COP, NATL-RE, FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,287,784
County of Douglas, GO, UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	474,661

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (continued)
4.25%, 9/01/30, Callable 9/01/19	320,000	350,106
County of Douglas, GO, UT, AMBAC, 5.00%, 8/01/18, Callable 8/01/13 (a)	1,935,000	2,036,491
County of Ford, GO, UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	272,428
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/01/13	750,000	771,345
County of Johnson, GO, UT,
4.50%, 9/01/13	1,230,000	1,311,856
4.75%, 9/01/27, Callable 9/01/18	500,000	570,440
County of Neosho, General, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	249,216
4.00%, 10/01/19	225,000	255,785
County of Scott, GO, UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	578,555
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA,
8.05%, 5/01/14	15,000	15,060
6.70%, 6/01/29 †	60,000	61,903
County of Sedgwick, GO, UT, 4.20%, 8/01/25, Callable 8/01/15	535,000	568,389
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Callable 8/01/15	500,000	524,300
5.25%, 8/01/31, Callable 8/01/15	500,000	522,350
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,780,630
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,996,455
County of Shawnee, GO, UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	761,530
Cowley County Unified School District No. 465 Winfield, School District, GO, UT, NATL-RE,
5.25%, 10/01/15, Pre-Refunded 10/01/13	1,260,000	1,362,388
5.25%, 10/01/15, Callable 10/01/13	50,000	53,423
Crawford County Public Building Commission, GO, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,637,525
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	259,865
Douglas County Unified School District No. 348 Baldwin City, School District, GO, UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,565,943
Douglas County Unified School District No. 491 Eudora, School District, GO, UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	507,361
Geary County Unified School District No. 475, School District, GO, UT, NATL-RE,
5.25%, 9/01/18, Callable 9/01/15	795,000	881,448
5.25%, 9/01/20, Pre-Refunded 9/01/15	2,025,000	2,357,019
5.25%, 9/01/22, Pre-Refunded 9/01/15	1,650,000	1,920,534
Harvey County Unified School District No. 373 Newton, School District, GO, UT, FSA, 4.80%, 9/01/18, Callable 3/02/12	635,000	637,413
Harvey County Unified School District No. 373 Newton, School District, GO, UT, NATL-RE,
5.00%, 9/01/20, Callable 9/01/18	100,000	116,526
5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,950,716
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14 (a)	1,700,000	1,788,400
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO, UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,770,900
Johnson County Community College District, Higher Education, Revenue Bonds, AMBAC, 5.00%, 11/15/24, Pre-Refunded 11/15/12 (a)	1,000,000	1,037,550
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	902,190
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	682,639
4.13%, 9/01/27, Callable 9/01/19	720,000	784,152
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	225,000	256,023
4.00%, 9/01/22, Callable 9/01/19	415,000	473,714
4.50%, 9/01/22, Callable 9/01/18	100,000	115,469
4.38%, 9/01/23, Callable 9/01/18	150,000	171,059
4.00%, 9/01/24, Callable 9/01/20	500,000	569,160
4.75%, 9/01/24, Callable 9/01/18	790,000	914,828
4.88%, 9/01/25, Callable 9/01/18	200,000	231,796
4.50%, 9/01/27, Callable 9/01/21	955,000	1,101,822
Johnson County Unified School District No. 229 Blue Valley, School District, GO, UT, 3.00%, 10/01/21, Callable 10/01/19	1,000,000	1,094,500

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (continued)
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16 (a)	1,070,000	1,183,003
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, NATL-RE, FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,158,300
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,497,435
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,123,080
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE, 5.00%, 3/01/15	600,000	665,220
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE, FGIC, 4.35%, 9/01/14, Pre-Refunded 9/01/13	600,000	638,316
Johnson County Unified School District No. 233 Olathe, School District, GO, UT, NATL-RE, FGIC, 5.50%, 9/01/14	325,000	364,159
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO, UT, 4.25%, 10/01/23, Callable 10/01/14	1,000,000	1,064,440
Johnson County Water District No. 1, Water, Revenue Bonds,
3.00%, 1/01/16	1,225,000	1,332,518
3.00%, 1/01/17	650,000	714,441
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,579,608
4.50%, 7/01/22, Callable 1/01/20	500,000	599,530
3.50%, 1/01/27, Callable 1/01/20	475,000	517,441
3.25%, 12/01/30, Callable 12/01/17	2,380,000	2,425,601
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	786,302
4.00%, 6/01/19	350,000	397,740
4.00%, 10/01/20	250,000	278,745
4.00%, 11/01/27, Callable 11/01/19	765,000	844,751
4.00%, 11/01/28, Callable 11/01/19	550,000	604,087
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,355,400
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,348,853
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,794,900
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,269,094
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13, Callable 10/01/12 (a)	500,000	513,645
5.50%, 3/01/16, Callable 3/02/12 (a)	250,000	250,898
5.25%, 10/01/17, Callable 10/01/12 (a)	135,000	138,125
5.25%, 10/01/17, Pre-Refunded 10/01/12 (a)	1,115,000	1,152,174
5.25%, 10/01/18, Pre-Refunded 10/01/12 (a)	1,610,000	1,663,677
5.25%, 10/01/22, Pre-Refunded 10/01/12 (a)	1,960,000	2,025,346
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC,
5.00%, 4/01/13	150,000	158,256
5.00%, 4/01/18, Pre-Refunded 4/01/14	130,000	144,203
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	117,963
5.25%, 11/01/28, Callable 11/01/18	255,000	295,178
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/13	500,000	529,035
5.00%, 5/01/16, Callable 5/01/15	205,000	224,424
5.25%, 5/01/16, Callable 3/02/12	1,275,000	1,279,322
5.25%, 11/01/21, Callable 11/01/17	250,000	292,103
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,369,308
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE, FGIC,
5.00%, 4/01/15	250,000	273,713
5.00%, 4/01/17, Callable 4/01/14	595,000	642,743
5.00%, 4/01/18, Callable 4/01/14	370,000	397,717
5.00%, 4/01/20, Callable 4/01/14	515,000	547,908
Kansas Development Finance Authority, General, Revenue Bonds, 4.75%, 9/01/34, Callable 9/01/19	200,000	220,144
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	1,015,597
4.00%, 3/01/16	700,000	782,215
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,084,070
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,328,477
4.00%, 4/01/24, Callable 4/01/20	230,000	247,050

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (continued)
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,641,072
5.00%, 4/01/29, Callable 4/01/20	650,000	725,510
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.25%, 8/01/19, Callable 8/01/13 (a)	410,000	428,717
5.00%, 10/01/20, Callable 4/01/13 (a)	200,000	209,828
5.00%, 5/01/21, Callable 5/01/15 (a)	2,090,000	2,294,945
5.00%, 10/01/21, Callable 4/01/13 (a)	2,750,000	2,880,570
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	208,586
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,176,240
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,548,339
5.00%, 11/15/22, Callable 11/15/17	260,000	291,218
5.00%, 11/15/22, Callable 11/15/15	500,000	537,715
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,187,610
5.00%, 11/15/24, Callable 11/15/17	1,000,000	1,114,980
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,751,010
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,614,495
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,085,050
5.50%, 11/15/29, Callable 11/15/19	1,265,000	1,433,232
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,101,330
5.25%, 11/15/30, Callable 11/15/19	250,000	272,980
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,019,975
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 5/20/13	1,000,000	1,065,260
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	388,234
5.00%, 10/01/16	1,585,000	1,877,781
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,529,309
4.63%, 10/01/26, Callable 10/01/18	300,000	346,449
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE, FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,097,924
5.00%, 11/01/21, Callable 11/01/16	500,000	573,660
5.00%, 11/01/22, Callable 11/01/16	200,000	227,704
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,418,287
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,125,940
4.38%, 11/01/26, Callable 11/01/16	650,000	705,399
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/13, Pre-Refunded 11/01/12	900,000	935,460
5.50%, 11/01/15	200,000	235,010
5.50%, 11/01/19, Pre-Refunded 11/01/12	960,000	997,824
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,580,070
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,876,619
5.00%, 4/01/23, Pre-Refunded 4/01/14	1,860,000	2,044,772
4.00%, 3/01/24, Callable 3/01/19	165,000	182,995
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,040,980
4.00%, 3/01/27, Callable 3/01/19	775,000	843,673
6.00%, 4/01/27, Pre-Refunded 4/01/13	2,000,000	2,134,460
5.00%, 11/01/28, Callable 11/01/13	100,000	103,266
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.50%, 9/01/14	1,000,000	1,129,550
5.00%, 3/01/20, Callable 3/01/14	1,220,000	1,322,199
4.30%, 9/01/21, Callable 9/01/18	575,000	658,415
5.00%, 9/01/22, Callable 9/01/18	4,615,000	5,533,523
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,462,182
5.00%, 9/01/24, Callable 9/01/18	1,335,000	1,577,970
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,116,780
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Callable 9/01/14	500,000	538,305
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	417,964
Leavenworth County Unified School District No. 453, School District, GO, UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	590,970
4.75%, 3/01/25, Callable 9/01/19	535,000	602,661

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (continued)
Leavenworth County Unified School District No. 458, School District, GO, UT,
5.25%, 9/01/28, Callable 9/01/19	1,250,000	1,451,287
5.00%, 9/01/29, Callable 9/01/19	395,000	441,653
5.00%, 9/01/30, Callable 9/01/19	215,000	239,018
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15	1,380,000	1,594,066
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE, FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	437,222
Leavenworth County Unified School District No. 469, School District, GO, UT, FGIC, 5.00%, 9/01/24, Pre-Refunded 9/01/15	2,400,000	2,772,288
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	532,235
Lyon County Unified School District No. 253 Emporia, School District, GO, UT, NATL-RE, FGIC, 5.00%, 9/01/12	250,000	256,615
Maize Public Building Commission, GO, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,053,940
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	780,000	822,916
Miami County Unified School District No. 367 Osawatomie, School District, GO, UT, AGM, 5.00%, 9/01/25, Callable 9/01/15	1,310,000	1,405,132
Miami County Unified School District No. 416 Louisburg, School District, GO, UT, NATL-RE,
4.00%, 9/01/15	900,000	975,789
5.00%, 9/01/20, Callable 9/01/16	1,235,000	1,370,566
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	477,438
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,029,970
Pawnee County Public Building Commission, Medical, Revenue Bonds,
4.00%, 2/15/31, Callable 2/15/22	495,000	504,846
4.40%, 2/15/36, Callable 2/15/22	500,000	502,815
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,143,420
Reno County Unified School District No. 308 Hutchinson, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,153,320
5.00%, 9/01/25, Callable 9/01/17	200,000	224,548
Rice County Unified School District No. 376 Sterling, School District, GO, UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	576,835
Rice County Unified School District No. 444, School District, GO, UT, 5.08%, 9/01/14, Callable 3/02/12	475,000	476,824
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO, UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,192,900
5.00%, 9/01/27, Callable 9/01/18	1,350,000	1,567,728
Scott County Unified School District No. 466 Scott City, School District, GO, UT, FGIC, 5.25%, 9/01/17, Pre-Refunded 9/01/12	400,000	411,420
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Callable 8/01/14	500,000	534,815
5.00%, 8/01/23, Callable 8/01/18	390,000	463,800
5.00%, 8/01/24, Callable 8/01/18	100,000	118,520
4.13%, 8/01/26, Callable 8/01/16	500,000	540,085
5.25%, 8/01/26, Callable 8/01/18	130,000	155,437
5.25%, 8/01/28, Callable 8/01/18	800,000	946,912
Sedgwick County Public Building Commission, GO, Revenue Bonds, 4.00%, 8/01/30, Callable 8/01/21	415,000	447,644
Sedgwick County Unified School District No. 259 Wichita, School District, GO, UT,
5.00%, 9/01/19	500,000	616,445
5.00%, 10/01/20, Callable 10/01/18	150,000	180,522
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,193,770
Sedgwick County Unified School District No. 261 Haysville, School District, GO, UT, AGM,
4.00%, 11/01/13	500,000	529,635
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,173,870
5.00%, 11/01/20, Callable 11/01/17	250,000	289,913
5.00%, 11/01/23, Callable 11/01/17	200,000	227,856
Sedgwick County Unified School District No. 262 Valley Center, School District, GO, UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	860,237
Sedgwick County Unified School District No. 265 Goddard, School District, GO, UT, AGC,

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (continued)
4.50%, 10/01/23, Callable 10/01/18	100,000	112,919
4.50%, 10/01/24, Callable 10/01/18	250,000	280,825
Sedgwick County Unified School District No. 266 Maize, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	150,000	175,023
5.00%, 9/01/17	100,000	119,309
5.00%, 9/01/19, Callable 9/01/17	500,000	580,795
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO, UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	912,580
3.95%, 9/01/28, Callable 9/01/20	825,000	940,054
Shawne County Unified School District No. 501 Topeka, School District, GO, UT, AGM, 5.00%, 8/01/13	1,000,000	1,070,030
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO, UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	619,243
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,206,382
5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,765,076
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,189,079
University of Kansas Hospital Authority, Medical, Revenue Bonds, GO,
5.25%, 9/01/13, Pre-Refunded 9/01/12	450,000	462,983
6.00%, 9/01/16, Pre-Refunded 9/01/12	1,120,000	1,157,162
5.63%, 9/01/27, Pre-Refunded 9/01/12	275,000	283,528
5.63%, 9/01/32, Pre-Refunded 9/01/12	1,100,000	1,134,111
Wyandotte County Unified School District No. 202 Turner, School District, GO, UT, AMBAC, 5.00%, 9/01/13 (a)	1,000,000	1,066,370
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO, UT, NATL-RE, FGIC, 5.00%, 9/01/24, Callable 9/01/15	1,000,000	1,079,340
Wyandotte County Unified School District No. 500 Kansas City, School District, GO, UT, AGM,
5.25%, 9/01/15, Callable 9/01/13	1,000,000	1,086,710
5.50%, 9/01/16, Pre-Refunded 9/01/12	300,000	309,177
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	944,912
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 3/02/12	1,975,000	1,982,248
Wyandotte County-Kansas City Unified Government, GO, UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,202,980
4.00%, 8/01/30, Callable 8/01/20	500,000	542,715
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, Revenue Bonds, 4.75%, 8/01/14, Putable 8/01/14 @ 100, Callable 3/01/12 †	2,335,000	2,396,364
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	165,000	161,604
5.00%, 12/01/21, Callable 6/01/16	915,000	937,811
4.88%, 10/01/28, Callable 10/01/16	475,000	429,894
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	552,080
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,500,967
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Callable 9/01/14	470,000	509,569
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, NATL-RE, 4.50%, 9/01/28, Callable 3/02/12	1,540,000	1,547,377

Total Municipal Bonds (Cost $270,627,043)		289,203,586

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2012 (Unaudited)

Shares
Short-Term Investments — 2.7%

Money Market Funds — 2.7%
Federated Tax-Free Obligations Fund, 0.01% (b)	2,990,706	2,990,706
BMO Tax-Free Money Market Fund, 0.26% (b)	5,000,000	5,000,000
Total Short-Term Investments (Cost $7,990,706)		7,990,706

Total Investments (Cost $278,617,749(c)) — 99.4%		$297,194,292

Other assets in excess of liabilities — 0.6%		1,897,348

NET ASSETS — 100.0%		$299,091,640

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/12.
(a) This bond is covered by insurance issued by Ambac Assured Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(b) Represents the 7 day yield at 1/31/12.
(c) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$289,203,586	$-	$289,203,586
Short-Term Investments	7,990,706	-	-	7,990,706
Total Investments	$7,990,706	$289,203,586	$-	$297,194,292

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 3.7%
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 8/15/16	750,000	751,582
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.84%, 3/25/27, Demand Date 2/27/12 † (a)	14,322	12,505
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A3, 2.79%, 1/15/13	51,004	51,056
Series 2009-3, Class A3, 2.31%, 5/15/13	243,830	244,780
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 2.25%, 2/25/33, Callable 12/25/24 †	20,984	19,440
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.57%, 8/25/33, Demand Date 2/27/12 † (a)	18,170	13,559
SLM Student Loan Trust, Series 2010-1, Class A, 0.68%, 3/25/25, Demand Date 2/27/12 † (a)	1,473,389	1,460,892
Total Asset-Backed Securities (Cost $2,572,985)		2,553,814

Collateralized Mortgage Obligations — 14.0%
Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.80%, 7/20/32, Callable 2/20/12 †	1,077	942
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.68%, 1/25/23, Demand Date 2/25/12 † (a)	1,267,993	1,297,132
Series 1999-53, Class FA, 0.78%, 10/25/19, Demand Date 2/25/12 † (a)	970,450	978,766
Series 2002-62, Class FP, 1.48%, 11/25/32, Demand Date 2/25/12 † (a)	1,783,988	1,823,605
Series 2003-1, Class PG, 5.50%, 9/25/31	404,962	410,145
Freddie Mac REMICS,
Series 1689, Class F, 0.96%, 3/15/24, Demand Date 2/15/12 † (a)	849,415	851,714
Series 1689, Class FG, 0.96%, 3/15/24, Demand Date 2/15/12 † (a)	337,123	338,035
Series 2649, Class FU, 0.84%, 7/15/33, Demand Date 2/15/12 † (a)	791,833	796,184
Series 2693, Class PD, 4.50%, 4/15/17	477,166	484,243
Series 3371, Class FA, 0.89%, 9/15/37, Demand Date 2/15/12 † (a)	1,930,159	1,940,952
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 2.80%, 4/25/32, Callable 2/25/12 †	1,294,805	272,925
Sequoia Mortgage Trust, Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 2/25/24 †	500,000	500,000
Total Collateralized Mortgage Obligations (Cost $10,695,230)		9,694,643

Corporate Bonds — 42.3%

Consumer Discretionary — 3.9%
Johnson Controls, Inc., 1.75%, 3/01/14	1,050,000	1,063,025
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	650,000	764,241
Time Warner Cable, Inc., 7.50%, 4/01/14	750,000	847,138
		2,674,404
Consumer Staples — 0.8%
Procter & Gamble Co. (The), 3.15%, 9/01/15	500,000	541,120

Energy — 0.8%
Transocean, Inc., 5.05%, 12/15/16 (b)	500,000	536,318

Financials — 20.8%
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	1,000,000	1,056,733
American International Group, Inc., 4.25%, 9/15/14	650,000	653,830
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,016,253
Citigroup, Inc., 5.50%, 10/15/14	1,000,000	1,076,621
Export-Import Bank of Korea, 4.00%, 1/11/17 (b)	600,000	614,822
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	650,000	657,804
General Electric Capital Corp., 1.21%, 4/07/14, Demand Date 4/10/12 † (a)	1,100,000	1,091,040
HSBC Holdings PLC, 5.25%, 12/12/12 (b)	1,000,000	1,029,570
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	723,129
JPMorgan Chase & Co., 1.30%, 5/02/14, Demand Date 3/15/12 † (a)	1,000,000	993,830
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	675,000	694,497
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (c)	1,000,000	1,048,454
Morgan Stanley, 0.88%, 1/09/14, Demand Date 4/9/12 † (a)	1,000,000	940,748
Unilever Capital Corp., 3.65%, 2/15/14	1,000,000	1,063,141

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 42.3% (continued)

Financials — 19.8% (continued)
WCI Finance LLC / WEA Finance LLC, 5.40%, 10/01/12 (c)	750,000	769,043
Wells Fargo & Co., 5.25%, 10/23/12	1,000,000	1,032,810
		14,462,325
Health Care — 5.2%
Abbott Laboratories, 5.15%, 11/30/12	300,000	311,626
Genzyme Corp., 3.63%, 6/15/15	1,000,000	1,084,153
Merck & Co., Inc., 5.30%, 12/01/13	1,000,000	1,088,294
Novartis Capital Corp., 1.90%, 4/24/13	500,000	509,935
Wyeth, 5.50%, 3/15/13	600,000	632,189
		3,626,197
Industrials — 3.5%
Allied Waste North America, Inc., 6.88%, 6/01/17, Callable 6/01/12	850,000	896,685
CSX Corp., 6.30%, 3/15/12	1,000,000	1,006,615
Union Pacific Corp., 5.45%, 1/31/13	500,000	523,992
		2,427,292
Information Technology — 4.2%
Hewlett-Packard Co., 3.00%, 9/15/16	1,000,000	1,031,101
International Business Machines Corp., 6.50%, 10/15/13	1,000,000	1,101,540
Xerox Corp., 4.25%, 2/15/15	750,000	792,427
		2,925,068
Telecommunication Services — 1.5%
Verizon Communications, Inc., 5.25%, 4/15/13	1,000,000	1,056,203

Utilities — 1.6%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,141,247
Total Corporate Bonds (Cost $29,152,036)		29,390,174

Taxable Municipal Bonds — 0.9%

California — 0.4%
State of California, 5.65%, 3/01/21, Demand Date 4/1/13 † (a)	225,000	236,293

Pennsylvania — 0.5%
Pennsylvania Higher Education Assistance Agency, 1.21%, 9/01/43, Demand Date 2/1/12 † (a) (d) (e)	400,000	352,800
Total Taxable Municipal Bonds (Cost $635,622)		589,093

U.S. Government Agency Pass-Through Securities — 4.0%

Government National Mortgage Association — 4.0%
6.50%, Pool #781931, 5/15/35	1,643,170	1,897,279
6.00%, Pool #677226, 8/15/38	786,436	892,186
		2,789,465
Small Business Administration — 0.0% (f)
4.48%, Pool #502966, 5/25/15, Demand Date 4/1/12 † (a)	7,224	7,367
Total U.S. Government Agency Pass-Through Securities (Cost $2,733,172)		2,796,832

U.S. Treasury Obligations — 33.0%

U.S. Treasury Notes — 33.0%
0.25%, 11/30/13	7,750,000	7,756,053
1.25%, 2/15/14	7,000,000	7,145,467
0.38%, 11/15/14	8,000,000	8,021,248
Total U.S. Treasury Obligations (Cost $22,877,994)		22,922,768

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2012 (Unaudited)

Total Investments (Cost $68,667,039(g)) — 97.9%	$67,947,324

Other assets in excess of liabilities — 2.1%	1,474,517

NET ASSETS — 100.0%	$69,421,841

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/12.
(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.
(b) Foreign security incorporated outside the United States.
(c) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,817,497, or 2.6% of net assets.
(d) Security is valued in good faith under the procedures established by the Board of Trustees.  The aggregate amount of the securities fair value is $352,800, which represents 0.5% of net assets.
(e) Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.
(f) Amount rounds to less than 0.05%.
(g) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$2,553,814	$-	$2,553,814
Collateralized Mortgage Obligations	-	9,694,643	-	9,694,643
Corporate Bonds	-	29,390,174	-	29,390,174
Taxable Municipal Bonds	-	236,293	352,800	589,093
U.S. Government Agencies	-	2,796,832	-	2,796,832
U.S. Treasury Obligations	-	22,922,768	-	22,922,768
Total Investments	$-	$67,594,524	$352,800	$67,947,324

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2011	$352,800
Balance as of January 31, 2012	$352,800

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 2.8%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.66%, 6/25/34, Callable 2/25/19 †	61,264	55,114
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44, Callable 1/25/18	282,928	314,892
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.78%, 4/25/24, Demand Date 2/25/12 † (a)	72,007	73,765
Series 2002-16, Class XU, 5.50%, 4/25/17	643,215	685,072
Series 2002-44, Class FJ, 1.28%, 4/25/32, Demand Date 2/25/12 † (a)	85,103	86,902
Series 2002-49, Class KG, 5.50%, 8/25/17	153,444	164,691
Series 2002-60, Class FV, 1.28%, 4/25/32, Demand Date 2/25/12 † (a)	71,861	72,947
Series 2002-66, Class FG, 1.28%, 9/25/32, Demand Date 2/25/12 † (a)	79,385	80,859
Series 2002-69, Class FA, 1.28%, 10/25/32, Demand Date 2/25/12 † (a)	74,318	75,696
Series 2003-106, Class FA, 1.18%, 11/25/33, Demand Date 2/25/12 † (a)	47,294	47,970
Series 2007-88, Class FW, 0.83%, 9/25/37, Demand Date 2/25/12 † (a)	67,078	67,382
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 12/25/21	98,706	117,406
Freddie Mac REMICS, Series 1382, Class KA, 1.46%, 10/15/22, Demand Date 2/15/12 † (a)	72,257	72,284
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.73%, 3/25/18, , Demand Date 2/25/12 † (a)	66,608	65,020
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.23%, 3/25/33, Callable 2/25/12 †	80,081	75,217
Total Collateralized Mortgage Obligations (Cost $1,960,217)		2,055,217

Commercial Mortgage-Backed Securities — 2.2%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	364,323
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.94%, 6/10/46 †	200,000	226,493
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	183,913
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	725,000	802,441
Total Commercial Mortgage-Backed Securities (Cost $1,476,556)		1,577,170

Corporate Bonds — 36.4%
Consumer Discretionary — 3.2%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	640,000	697,738
Hanesbrands, Inc., 8.00%, 12/15/16, Callable 12/15/13	350,000	387,625
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (b)	675,000	718,875
Yum! Brands, Inc., 6.25%, 3/15/18	450,000	532,923
		2,337,161
Consumer Staples — 2.6%
Constellation Brands, Inc., 7.25%, 5/15/17	450,000	506,250
Covidien International Finance SA, 6.00%, 10/15/17 (b)	365,000	438,561
CVS Caremark Corp., 5.75%, 6/01/17	500,000	591,077
Smithfield Foods, Inc., 10.00%, 7/15/14	325,000	383,500
		1,919,388
Energy — 3.1%
BP Capital Markets PLC, 3.13%, 10/01/15 (b)	725,000	769,393
Chesapeake Energy Corp., 9.50%, 2/15/15	350,000	395,500
Peabody Energy Corp., 7.38%, 11/01/16	500,000	558,750
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	500,000	514,443
		2,238,086
Financials — 17.5%
American Express Credit Corp., 7.30%, 8/20/13	825,000	898,516
Bank of America Corp., 7.38%, 5/15/14	725,000	782,701
Bear Stearns Cos. LLC (The),
5.30%, 10/30/15	475,000	523,583
7.25%, 2/01/18	625,000	748,282
Berkshire Hathaway, Inc., 3.20%, 2/11/15	650,000	695,219
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	650,000	751,558

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 36.4% (continued)

Financials — 17.5% (continued)
Citigroup, Inc., 4.75%, 5/19/15	500,000	526,863
First Horizon National Corp., 5.38%, 12/15/15	660,000	680,886
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	425,000	468,563
General Electric Capital Corp., 6.75%, 3/15/32	650,000	780,660
Goldman Sachs Group, Inc. (The), 5.75%, 10/01/16	600,000	647,493
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	702,426
KeyBank NA, 4.95%, 9/15/15	650,000	699,750
Lazard Group LLC, 6.85%, 6/15/17	475,000	513,653
Morgan Stanley, 5.30%, 3/01/13	600,000	619,081
Prudential Financial, Inc., 3.00%, 5/12/16	420,000	430,240
Regions Financial Corp., 7.75%, 11/10/14	385,000	406,175
SLM Corp., 5.38%, 1/15/13	350,000	358,382
Wells Fargo & Co., 3.75%, 10/01/14	1,000,000	1,060,514
Willis North America, Inc., 6.20%, 3/28/17	420,000	468,075
		12,762,620
Industrials — 0.9%
Burlington Northern Santa Fe LLC, 3.60%, 9/01/20, Callable 6/01/20	300,000	317,972
International Lease Finance Corp., 5.63%, 9/20/13	360,000	362,250
		680,222
Information Technology — 0.8%
Amphenol Corp., 4.75%, 11/15/14	215,000	232,479
Xerox Corp., 4.50%, 5/15/21	335,000	344,485
		576,964
Materials — 2.5%
Dow Chemical Co. (The), 7.60%, 5/15/14	600,000	681,920
Sealed Air Corp., 7.88%, 6/15/17, Callable 6/15/13	660,000	702,745
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	400,000	457,425
		1,842,090
Telecommunication Services — 4.7%
America Movil SAB de CV, 5.63%, 11/15/17 (b)	450,000	528,160
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, Callable 4/30/13	625,000	681,250
CSC Holdings LLC, 8.63%, 2/15/19	375,000	439,688
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	500,000	522,505
Time Warner Cable, Inc., 8.25%, 2/14/14	615,000	697,792
Virgin Media Secured Finance PLC, 6.50%, 1/15/18, Callable 1/15/14 (b)	500,000	540,000
		3,409,395
Utilities — 1.1%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (c)	400,000	420,000
PacifiCorp, 5.45%, 9/15/13	345,000	369,474
		789,474
Total Corporate Bonds (Cost $25,774,436)		26,555,400

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	415,568	57,603
Series 386, Class 2, 5.00%, 11/25/37 †	350,366	49,504
Total Mortgage Derivatives - IO STRIPS (Cost $131,268)		107,107

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 32.0%

Federal Home Loan Mortgage Corporation — 10.8%
6.00%, Pool #J01657, 4/01/21	79,083	85,524
5.00%, Pool #G13255, 7/01/23	1,355,456	1,455,574
4.50%, Pool #E02698, 6/01/25	1,189,759	1,267,375
2.44%, Pool #846367, 4/01/29, Demand Date 8/1/12 † (a)	8,409	8,901
6.50%, Pool #C00742, 4/01/29	356,366	407,809
7.50%, Pool #G01548, 7/01/32	71,541	86,119
6.00%, Pool #G04457, 5/01/38	309,174	344,916
5.00%, Pool #A89640, 11/01/39	1,230,869	1,325,467
5.50%, Pool #G05903, 3/01/40	858,964	941,757
4.50%, Pool #C03517, 9/01/40	1,868,984	1,990,961
		7,914,403
Federal National Mortgage Association — 17.9%
4.73%, Pool #385682, 12/01/12	413,781	419,088
4.50%, Pool #AC8540, 12/01/24	774,644	828,919
4.00%, Pool #AE0375, 7/01/25	1,221,334	1,295,648
3.00%, Pool #AJ9355, 1/01/27	1,900,000	1,984,527
4.50%, Pool #MA0776, 6/01/31	905,176	968,750
2.22%, Pool #708318, 6/01/33, Demand Date 6/1/12 † (a)	58,305	59,821
2.59%, Pool #759385, 1/01/34, Demand Date 12/1/12 † (a)	99,191	104,468
5.50%, Pool #725206, 2/01/34	263,820	287,970
1.95%, Pool #776486, 3/01/34, Demand Date 3/1/12 † (a)	94,299	98,507
2.98%, Pool #791523, 7/01/34, Demand Date 7/1/12 † (a)	99,849	104,751
2.05%, Pool #810896, 1/01/35, Demand Date 5/1/12 † (a)	562,522	594,560
5.00%, Pool #735580, 6/01/35	1,184,293	1,280,679
5.50%, Pool #AD0110, 4/01/36	565,591	621,963
7.00%, Pool #979909, 5/01/38	91,347	104,182
4.50%, Pool #995515, 3/01/39	1,289,187	1,379,732
6.00%, Pool #AD4941, 6/01/40	290,848	319,975
4.00%, Pool #AB1845, 11/01/40	1,094,643	1,158,697
4.00%, Pool #AE0949, 2/01/41	1,384,081	1,465,072
		13,077,309
Government National Mortgage Association — 3.3%
6.50%, Pool #455165, 7/15/28	271,684	317,639
6.25%, Pool #724720, 4/20/40	78,851	90,145
4.00%, Pool #4853, 11/20/40	1,857,261	2,004,690
		2,412,474
Total U.S. Government Agency Pass-Through Securities (Cost $22,832,448)		23,404,186

U.S. Treasury Obligations — 24.5%
U.S. Treasury Bonds — 9.1%
5.00%, 2/13/17	1,360,000	1,626,390
5.38%, 2/15/31	300,000	427,078
3.88%, 8/15/40	3,885,000	4,624,366
		6,677,834
U.S. Treasury Notes — 15.4%
1.25%, 10/31/15	1,000,000	1,030,235
4.25%, 11/15/17	1,750,000	2,080,040
2.75%, 2/15/19	1,875,000	2,068,506

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 24.5% (continued)

U.S. Treasury Notes — 15.4% (continued)
2.63%, 11/15/20	3,550,000	3,851,196
2.13%, 8/15/21	2,150,000	2,219,707
		11,249,684
Total U.S. Treasury Obligations (Cost $16,602,791)		17,927,518

	Shares
Short-Term Investments — 1.9%
Money Market Fund — 1.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	1,361,477	1,361,477
Total Short-Term Investments (Cost $1,361,477)		1,361,477

Total Investments (Cost $70,139,193(e)) — 99.9%		$72,988,075

Other assets in excess of liabilities — 0.1%		71,077

NET ASSETS — 100.0%		$73,059,152

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/12.
(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.
(b) Foreign security incorporated outside the United States.
(c) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $420,000, or 0.6% of net assets.
(d) Represents the 7 day yield at 1/31/12.
(e) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trusts
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$2,055,217	$-	$2,055,217
Commercial Mortgage-Backed Securities	-	1,577,170	-	1,577,170
Corporate Bonds	-	26,555,400	-	26,555,400
Mortgage Derivatives - IO STRIPS	-	107,107	-	107,107
U.S. Government Agencies	-	23,404,186	-	23,404,186
U.S. Treasury Obligations	-	17,927,518	-	17,927,518
Short-Term Investments	1,361,477	-	-	1,361,477
Total Investments	$1,361,477	$71,626,598	$-	$72,988,075

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 97.6%

U.S. Treasury Inflation-Indexed Bonds — 40.9%
1.88%, 7/15/15	32,811,238	36,689,624
2.00%, 1/15/26	16,228,242	20,508,441
1.75%, 1/15/28	5,777,465	7,160,446
3.63%, 4/15/28	18,883,270	28,850,105
2.50%, 1/15/29	6,385,480	8,768,560
3.88%, 4/15/29	233,946	374,660
2.13%, 2/15/40	6,972,160	9,723,987
2.13%, 2/15/41	17,785,688	24,963,885
		137,039,708
U.S. Treasury Inflation-Indexed Notes — 56.7%
2.00%, 4/15/12	3,634,574	3,658,995
3.00%, 7/15/12	8,354,913	8,553,342
2.00%, 7/15/14	42,127,454	45,899,167
0.13%, 4/15/16	57,284,456	60,802,065
1.38%, 7/15/18	15,464,444	17,881,969
1.38%, 1/15/20	1,422,963	1,656,195
1.25%, 7/15/20	11,494,099	13,316,994
1.13%, 1/15/21	1,975,341	2,259,915
0.63%, 7/15/21	17,495,978	19,249,670
2.00%, 11/15/21	5,600,000	5,698,873
0.13%, 1/15/22	10,665,316	11,111,926
		190,089,111
Total U.S. Treasury Inflation-Indexed Securities (Cost $314,792,521)		327,128,819

	Shares
Short-Term Investments — 3.0%

Money Market Fund — 3.0%
Dreyfus Cash Management, Institutional Shares, 0.10% (a)	10,110,319	10,110,319
Total Short-Term Investments (Cost $10,110,319)		10,110,319

Total Investments (Cost $324,902,840(b)) — 100.6%		$337,239,138

Liabilities in excess of other assets— (0.6)%		(1,937,123)

NET ASSETS — 100.0%		$335,302,015

(a) Represents the 7 day yield at 1/31/12.
(b) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(c) Amount rounds to less than 0.05%.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2012 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/(Depreciation)($)
Futures Contracts — 0.0%

Futures Contracts Purchased — 0.0% (c)
89	March 2012 10-Year U.S. Treasury Note	11,770,250	177,281

Number of Contracts	Futures Contract
Futures Contracts — 0.0%

Futures Contracts Sold— (0.0)% (c)
(36)	March 2012 5-Year U.S. Treasury Note	(4,465,688)	(32,461)
(39)	March 2012 30-Year U.S. Treasury Bond	(5,672,063)	(87,188)
(56)	March 2012 Ultra Long Term U.S. Treasury Bond	(8,958,250)	(117,148)
			(236,797)
			(59,516)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$10,110,319	$-	$-	$10,110,319
U.S. Treasury Inflation-Indexed Securities	-	327,128,819	-	327,128,819
Total Investments	$10,110,319	$327,128,819	$-	$337,239,138

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$177,281	$-	$-	$177,281
Futures Contracts Sold	(236,797)	-	-	(236,797)
Total Other Financial Instruments	$(59,516)	$-	$-	$(59,516)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Active Interest Rate Management Fund	January 31, 2012 (Unaudited)

	Shares/ Principal ($)	Value ($)
Short-Term Investments — 99.8%

U.S. Treasury Bill — 96.6%
United States Treasury Bill, 0.008%, 02/02/2012 (a)	11,900,000	11,900,000

Money Market Fund — 3.2%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	397,404	397,404
Total Short-Term Investments (Cost $12,297,404)		12,297,404

Total Investments (Cost $12,297,404(c)) — 99.8%		$12,297,404

Other assets in excess of liabilities — 0.2%		20,032

NET ASSETS — 100.0%		$12,317,436

(a) Each issue shows the rate of discounts at purchase. (b) Represents the 7 day yield at 1/31/12.
(c) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$397,404	$11,900,000	$-	$12,297,404
Total Investments	$397,404	$11,900,000	$-	$12,297,404

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 71.9%

Consumer Discretionary — 18.8%
Comcast Corp., Class A	600	15,954
Ford Motor Co.	1,000	12,420
G-III Apparel Group, Ltd. (a)	770	17,579
General Motors Co. (a)	440	10,569
Macy's, Inc.	350	11,792
NIKE, Inc., Class B	100	10,399
PVH Corp.	390	30,104
Sally Beauty Holdings, Inc. (a)	760	15,671
		124,488
Consumer Staples — 1.8%
Coca-Cola Co. (The)	50	3,376
Walgreen Co.	250	8,340
		11,716
Energy — 7.0%
BP PLC - ADR (b)	220	10,100
Chevron Corp.	80	8,246
El Paso Corp.	1,050	28,214
		46,560
Financials — 12.1%
Annaly Capital Management, Inc. - REIT	650	10,946
CreXus Investment Corp.	1,780	19,705
Goldman Sachs Group, Inc. (The)	30	3,344
JPMorgan Chase & Co.	250	9,325
Morgan Stanley	380	7,087
NYSE Euronext	450	11,952
PNC Financial Services Group, Inc.	160	9,427
U.S. Bancorp	300	8,466
		80,252
Health Care — 4.4%
Abbott Laboratories	290	15,703
Merck & Co., Inc.	210	8,035
Pfizer, Inc.	250	5,350
		29,088
Industrials — 7.8%
Curtiss-Wright Corp.	320	11,955
Gardner Denver, Inc.	110	8,206
General Dynamics Corp.	100	6,916
General Electric Co.	300	5,613
Thomas & Betts Corp. (a)	220	15,706
WESCO International, Inc. (a)	50	3,144
		51,540
Information Technology — 16.8%
Apple, Inc. (a)	70	31,954
Cognizant Technology Solutions Corp., Class A (a)	130	9,327
eBay, Inc. (a)	80	2,528
Fairchild Semiconductor International, Inc. (a)	340	4,753
Google, Inc., Class A (a)	20	11,602
GT Advanced Technologies, Inc. (a)	1,690	14,568

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 71.9% (continued)

Information Technology — 16.8% (continued)
Hewlett-Packard Co.	170	4,757
Marvell Technology Group, Ltd. (a) (b)	850	13,200
Microsoft Corp.	300	8,859
Yahoo!, Inc. (a)	610	9,437
		110,985
Materials — 0.9%
Agnico-Eagle Mines, Ltd. (b)	160	5,984

Telecommunication Services — 1.8%
VimpelCom, Ltd. - ADR (b)	160	1,706
Vodafone Group PLC - ADR (b)	370	10,023
		11,729
Utilities — 0.5%
CenterPoint Energy, Inc.	180	3,325
Total Common Stocks (Cost $397,626)		475,667

Equity Options — 0.1%

Put Options — 0.1%
SPDR S&P 500 ETF Trust, 2/18/2012, Exercise Price $125.00 (a)	2	80
SPDR S&P 500 ETF Trust, 2/18/2012, Exercise Price $129.00 (a)	3	324
Total Equity Options (Cost $959)		404

Investment Companies — 4.0%
iShares MSCI Brazil Index Fund	70	4,592
Market Vectors Brazil Small-Cap ETF	80	3,357
Market Vectors Russia ETF	130	3,926
SPDR Gold Trust (a)	75	12,698
Templeton Russia and East European Fund, Inc. (a)	140	2,192
Total Investment Companies (Cost $25,306)		26,765

Short-Term Investments — 26.2%

Money Market Funds — 26.2%
Dreyfus Government Cash Management, Institutional Shares, 0.00% (c) (e)	131,984	131,984
Dreyfus Government Cash Management, Investor Shares, 0.00% (c) (e)	41,688	41,688
Total Short-Term Investments (Cost $173,672)		173,672

Total Investments (Cost $597,563(d)) — 102.2%		$676,508

Segregated Cash With Brokers — 17.8%		117,737

Total Securities Sold Short (Proceeds $104,421) — (16.4)%		(108,641)

Liabilities in excess of other assets — (3.6)%		(23,868)

NET ASSETS — 100.0%		$661,736

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
SECURITIES SOLD SHORT:
Common Stocks — (1.5)%

Consumer Staples — (0.6)%
Colgate-Palmolive Co.	(40)	(3,629)

Energy — (0.6)%
Exxon Mobil Corp.	(50)	(4,187)

Information Technology — (0.3)%
International Business Machines Corp.	(10)	(1,926)
Total Common Stocks (Proceeds $(9,608))		(9,742)

Equity Options — 0.0% (e)

Put Options — 0.0%(e)
SPDR S&P 500 EFT Trust, 2/18/2012, Exercise Price $123.00 (a)	(72)
Total Equity Options (Cost $(180))	(72)

Investment Companies — (14.9)%
iShares S&P 500 Index Fund	(750)	(98,827)
Total Investment Companies (Cost $(94,633))		(98,827)
Total Securities Sold Short (Proceeds $(104,421)) — (14.9)%		$(108,641)

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Schedule of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
(e) Amount rounds to less than 0.05%.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trusts

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$475,667	$-	$-	$475,667
Equity Options	404	-	-	404
Investment Companies	26,765	-	-	26,765
Short-Term Investments	173,672	-	-	173,672
Total Investments	$676,508	$-	$-	$676,508

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(9,742)	$-	$-	$(9,742)
Equity Options	(72)	-	-	(72)
Investment Companies	(98,827)	-	-	(98,827)
Total Investments	$(108,641)	$-	$-	$(108,641)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Absolute Return Bull Bear Bond Fund	January 31, 2012 (Unaudited)

Security Description	Shares/ Principal ($)	Value ($)
Investment Companies — 33.6%
ProShares UltraShort 20+ Year Treasury (a)	639,000	11,546,730
Total Investment Companies (Cost $12,033,232)		11,546,730

Short-Term Investments — 67.1%

U.S. Treasury Bill — 64.1%
United States Treasury Bill, 0.001%, 02/02/2012 (b)	22,000,000	22,000,000

Money Market Fund — 3.0%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	1,026,599	1,026,599
Total Short-Term Investments (Cost $23,026,599)		23,026,599

Total Investments (Cost $35,059,831(d)) — 100.7%		$34,573,329

Liabilities in excess of other assets — (0.7)%		(241,688)

NET ASSETS — 100.0%		$34,331,641

(a) Non-income producing security.
(b) Each issue shows the rate of discount at purchase.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$11,546,730	$-	$-	$11,546,730
Short-Term Investments	1,026,599	22,000,000	-	23,026,599
Total Investments	$12,573,329	$22,000,000	$-	$34,573,329

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0%

Consumer Discretionary — 3.0%
AutoZone, Inc. (a)	60	20,873
Bayerische Motoren Werke AG (b)	300	25,660
Comcast Corp., Class A	1,028	27,334
Denny's Corp. (a)	7,534	32,321
DIRECTV, Class A (a)	586	26,376
Einstein Noah Restaurant Group, Inc.	1,810	26,951
Grupo Televisa SA - ADR (b)	1,010	19,917
Jamba, Inc. (a)	12,500	19,500
Johnson Controls, Inc.	1,155	36,694
LVMH Moet Hennessy Louis Vuitton SA (b)	150	24,251
Nordstrom, Inc.	588	29,035
Omnicom Group, Inc.	905	41,277
Sony Corp. (b)	623	11,370
Sotheby's	575	19,280
Starbucks Corp.	648	31,059
Target Corp.	720	36,583
Time Warner, Inc.	965	35,763
Toyota Motor Corp. (b)	503	18,544
Viacom, Inc., Class B	879	41,348
WPP PLC (b)	1,748	20,535
		544,671
Consumer Staples — 1.4%
Anheuser-Busch InBev NV (b)	358	21,707
Asahi Group Holdings, Ltd. (b)	936	20,692
CVS Caremark Corp.	638	26,637
Diageo PLC (b)	1,127	24,898
Diageo PLC - ADR (b)	506	44,827
Imperial Tobacco Group PLC (b)	639	22,857
Mead Johnson Nutrition Co.	62	4,594
Nestle SA (b)	417	23,897
Rite Aid Corp. (a)	18,049	25,088
Tesco PLC (b)	2,479	12,485
Unilever NV (b)	664	22,104
		249,786
Energy — 2.0%
Baker Hughes, Inc.	420	20,635
BP PLC (b)	2,985	22,148
Canadian Natural Resources, Ltd. (b)	552	21,865
Carrizo Oil & Gas, Inc. (a)	820	19,918
CNOOC, Ltd. - ADR (b)	108	21,967
ENI SpA (b)	889	19,652
Lukoil OAO - ADR (b)	390	22,753
Occidental Petroleum Corp.	725	72,333
Oil States International, Inc. (a)	265	21,118
Peabody Energy Corp.	379	12,920
Petroleo Brasileiro SA - ADR (b)	690	21,079
Royal Dutch Shell PLC, Class A (b)	679	23,972
Sasol, Ltd. - ADR (b)	490	25,157
Suncor Energy, Inc. (b)	560	19,290
Total SA (b)	312	16,490
		361,297

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)

Financials — 3.0%
Affiliated Managers Group, Inc. (a)	266	26,736
Aflac, Inc.	300	14,469
American Capital, Ltd. (a)	3,637	29,896
AXA SA (b)	1,106	16,789
Barclays PLC (b)	7,210	24,149
Capital One Financial Corp.	575	26,306
China Life Insurance Co., Ltd. - ADR (b)	531	23,332
Citigroup, Inc.	800	24,576
DBS Group Holdings, Ltd. (b)	1,730	18,636
Franklin Resources, Inc.	265	28,126
Goldman Sachs Group, Inc. (The)	210	23,409
Hartford Financial Services Group, Inc.	872	15,277
HSBC Holdings PLC (b)	1,778	14,841
ICICI Bank, Ltd. - ADR (b)	434	15,715
ING Groep NV (a) (b)	2,200	20,023
JPMorgan Chase & Co.	487	18,165
Lazard, Ltd., Class A (b)	1,120	32,166
Manulife Financial Corp. (b)	1,000	11,679
MBIA, Inc. (a)	1,842	22,693
Mitsubishi UFJ Financial Group, Inc. (b)	3,601	16,488
Mitsui Fudosan Co., Ltd. (b)	970	15,946
Radian Group, Inc.	8,066	22,182
Sun Hung Kai Properties, Ltd. (b)	1,823	25,246
Toronto-Dominion Bank (The) (b)	382	29,541
Westpac Banking Corp. (b)	928	20,837
		537,223
Health Care — 2.1%
Agilent Technologies, Inc. (a)	690	29,304
Bruker Corp. (a)	1,385	19,667
Cardinal Health, Inc.	615	26,464
Celgene Corp. (a)	340	24,718
Covidien PLC (b)	790	40,685
Eisai Co., Ltd. (b)	450	18,627
Fresenius Medical Care AG & Co. KGaA (b)	244	17,410
Gilead Sciences, Inc. (a)	500	24,420
GlaxoSmithKline PLC (b)	715	15,886
Halozyme Therapeutics, Inc. (a)	895	9,451
Laboratory Corp. of America Holdings (a)	19	1,736
McKesson Corp.	460	37,591
Novartis AG (b)	371	20,072
Sanofi (b)	328	24,228
Smith & Nephew PLC (b)	1,790	17,347
Teva Pharmaceutical Industries, Ltd. - ADR (b)	423	19,090
Thermo Fisher Scientific, Inc. (a)	615	32,534
		379,230
Industrials — 2.4%
ABB, Ltd. (a) (b)	824	17,205
Atlas Copco AB, Class A (b)	643	15,285
Boeing Co. (The)	302	22,402
Brambles, Ltd. (b)	3,515	27,130
Caterpillar, Inc.	335	36,555
Cummins, Inc.	559	58,136

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)

Industrials — 2.4% (continued)
Eaton Corp.	466	22,848
Experian PLC (b)	1,828	24,758
General Dynamics Corp.	632	43,709
Kennametal, Inc.	547	23,581
Komatsu, Ltd. (b)	500	14,097
L-3 Communications Holdings, Inc.	26	1,839
Mitsui & Co., Ltd. (b)	1,500	25,466
Nielsen Holdings NV (a) (b)	700	20,286
Polypore International, Inc. (a)	248	9,444
Raytheon Co.	755	36,233
Siemens AG (b)	157	14,815
Terex Corp. (a)	1,043	20,651
		434,440
Information Technology — 3.3%
Adobe Systems, Inc. (a)	530	16,404
Apple, Inc. (a)	75	34,236
Avnet, Inc. (a)	753	26,257
Bankrate, Inc. (a)	1,125	26,314
Broadcom Corp., Class A (a)	1	34
Canon, Inc. (b)	426	18,388
Cypress Semiconductor Corp. (a)	1,030	17,711
Dell, Inc. (a)	1,220	21,021
eBay, Inc. (a)	652	20,603
EMC Corp. (a)	2,578	66,409
Google, Inc., Class A (a)	35	20,304
Hewlett-Packard Co.	733	20,509
Infosys, Ltd. - ADR (b)	355	19,521
Kyocera Corp. (b)	231	19,700
LG Display Co., Ltd. - ADR (b)	2,010	25,909
Microsoft Corp.	452	13,348
MKS Instruments, Inc.	956	28,823
Power-One, Inc. (a)	5,520	23,957
SanDisk Corp. (a)	1,188	54,505
SAP AG (b)	338	20,421
Silicon Graphics International Corp. (a)	2,195	29,940
SunPower Corp. (a)	2,520	17,262
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	1,675	23,584
Telefonaktiebolaget LM Ericsson, Class B (b)	1,758	16,346
		581,506
Materials — 1.9%
Allegheny Technologies, Inc.	404	18,338
Barrick Gold Corp. (b)	1,129	55,641
BASF SE (b)	227	17,453
BHP Billiton, Ltd. (b)	529	21,049
Cemex SAB de CV - ADR (a) (b)	2,137	14,553
CRH PLC (b)	805	15,971
Freeport-McMoRan Copper & Gold, Inc.	735	33,964
Materion Corp. (a)	467	13,734
Molycorp, Inc. (a)	523	16,203
Mosaic Co. (The)	660	36,940
Rio Tinto PLC (b)	280	16,788
Shin-Etsu Chemical Co., Ltd. (b)	384	19,951
Syngenta AG (a) (b)	58	17,542
Teck Resources, Ltd., Class B (b)	604	25,561

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)

Materials — 1.9% (continued)
Vale SA - ADR (b)	690	17,457
		341,145
Telecommunication Services — 0.8%
China Unicom Hong Kong, Ltd. - ADR (b)	982	18,137
Chunghwa Telecom Co., Ltd. - ADR (b)	764	24,761
KDDI Corp. (b)	4	25,348
Koninklijke KPN NV (b)	1,150	12,606
NII Holdings, Inc. (a)	634	12,750
SK Telecom Co., Ltd. - ADR (b)	1,195	16,742
Telefonica SA (b)	807	14,071
Vodafone Group PLC (b)	5,950	16,014
		140,429
Utilities — 0.1%
AES Corp. (The) (a)	1,709	21,807

Total Common Stocks (Cost $3,314,327)		3,591,534

	Principal ($)
U.S. Treasury Obligations — 76.0%

U.S. Treasury Bonds — 7.8%
8.00%, 11/15/21	734,000	1,152,724
6.50%, 11/15/26	158,000	240,037
		1,392,761
U.S. Treasury Notes — 68.2%
1.38%, 5/15/13	1,903,000	1,932,438
3.13%, 8/31/13	1,599,000	1,672,580
2.25%, 5/31/14	2,271,000	2,376,568
2.50%, 4/30/15	2,044,000	2,186,761
2.75%, 11/30/16	1,597,000	1,754,330
3.50%, 2/15/18	814,000	934,510
3.13%, 5/15/19	862,000	973,185
3.13%, 5/15/21	348,000	391,119
		12,221,491

Total U.S. Treasury Obligations (Cost $13,432,866)		13,614,252

Security Description	Shares
Short-Term Investments — 8.1%

Money Market Funds — 8.1%
Dreyfus Cash Management, Institutional Shares, 0.10% (c)	547,870	547,870
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	900,068	900,068
Total Short-Term Investments (Cost $1,447,938)		1,447,938

Total Investments (Cost $18,195,131(d)) — 104.1%		$18,653,724

Liabilities in excess of other assets — (4.1)%		(739,330)

NET ASSETS — 100.0%		$17,914,394

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	January 31, 2012 (Unaudited)

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,591,534	$-	$-	$3,591,534
U.S. Treasury Obligations	-	13,614,252	-	13,614,252
Short-Term Investments	1,447,938	-	-	1,447,938
Total Investments	$5,039,472	$13,614,252	$-	$18,653,724

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 44.4%

Consumer Discretionary — 6.5%
AutoZone, Inc. (a)	320	111,322
Bayerische Motoren Werke AG (b)	1,403	120,003
Carnival PLC (b)	1,579	47,027
Comcast Corp., Class A	5,249	139,571
Denny's Corp. (a)	38,427	164,852
DIRECTV, Class A (a)	2,995	134,805
Einstein Noah Restaurant Group, Inc.	9,127	135,901
Grupo Televisa SA - ADR (b)	3,447	67,975
Jamba, Inc. (a)	63,910	99,700
Johnson Controls, Inc.	5,980	189,985
LVMH Moet Hennessy Louis Vuitton SA (b)	524	84,717
Nordstrom, Inc.	2,995	147,893
Omnicom Group, Inc.	4,790	218,472
Sony Corp. (b)	2,172	39,638
Sotheby's	2,925	98,075
Starbucks Corp.	3,513	168,378
Target Corp.	3,690	187,489
Time Warner, Inc.	4,940	183,076
Toyota Motor Corp. (b)	1,753	64,628
Viacom, Inc., Class B	4,431	208,434
WPP PLC (b)	5,897	69,275
		2,681,216
Consumer Staples — 3.5%
Anheuser-Busch InBev NV (b)	2,232	135,336
Asahi Group Holdings, Ltd. (b)	3,264	72,157
CVS Caremark Corp.	3,267	136,397
Diageo PLC (b)	6,352	140,333
Diageo PLC - ADR (b)	2,514	222,715
Imperial Tobacco Group PLC (b)	5,541	198,205
Kao Corp. (b)	2,573	67,718
Nestle SA (b)	2,355	134,955
Rite Aid Corp. (a)	92,414	128,455
Tesco PLC (b)	17,726	89,272
Unilever NV (b)	3,964	131,961
		1,457,504
Energy — 4.1%
Baker Hughes, Inc.	2,130	104,647
BP PLC (b)	10,509	77,973
Canadian Natural Resources, Ltd. (b)	2,844	112,651
Carrizo Oil & Gas, Inc. (a)	4,180	101,532
CNOOC, Ltd. - ADR (b)	367	74,648
ENI SpA (b)	3,101	68,550
Lukoil OAO - ADR (b)	1,330	77,592
Occidental Petroleum Corp.	3,699	369,049
Oil States International, Inc. (a)	1,410	112,363
Peabody Energy Corp.	1,930	65,794
Petroleo Brasileiro SA - ADR (b)	2,360	72,098
Royal Dutch Shell PLC, Class A (b)	2,596	91,654
Sasol, Ltd. - ADR (b)	1,680	86,251

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 44.4% (continued)

Energy — 4.1% (continued)
Suncor Energy, Inc. (b)	4,695	161,729
Total SA (b)	2,673	141,272
		1,717,803
Financials — 6.7%
Affiliated Managers Group, Inc. (a)	1,370	137,699
Aflac, Inc.	1,000	48,230
Allianz SE (b)	704	77,408
American Capital, Ltd. (a)	18,573	152,670
Aviva PLC (b)	10,289	56,649
AXA SA (b)	3,859	58,579
Banco Bilbao Vizcaya Argentaria SA (b)	5,985	52,248
Banco Santander Brasil SA - ADR (b)	8,250	75,240
Barclays PLC (b)	25,311	84,775
Capital One Financial Corp.	2,930	134,047
China Life Insurance Co., Ltd. - ADR (b)	1,802	79,180
Citigroup, Inc.	3,180	97,690
Credit Suisse Group AG (a) (b)	2,200	57,073
DBS Group Holdings, Ltd. (b)	6,033	64,990
Franklin Resources, Inc.	1,280	135,808
Goldman Sachs Group, Inc. (The)	1,065	118,716
Hartford Financial Services Group, Inc.	4,484	78,560
HSBC Holdings PLC (b)	12,477	104,145
ICICI Bank, Ltd. - ADR (b)	2,793	101,135
ING Groep NV (a) (b)	7,050	64,165
JPMorgan Chase & Co.	2,511	93,660
Lazard, Ltd., Class A (b)	6,012	172,665
Manulife Financial Corp. (b)	3,400	39,707
MBIA, Inc. (a)	9,400	115,808
Mitsubishi UFJ Financial Group, Inc. (b)	12,560	57,510
Mitsui Fudosan Co., Ltd. (b)	3,745	61,565
Radian Group, Inc.	39,054	107,398
Sun Hung Kai Properties, Ltd. (b)	6,301	87,260
Toronto-Dominion Bank (The) (b)	1,892	146,311
Westpac Banking Corp. (b)	5,918	132,882
		2,793,773
Health Care — 4.6%
Agilent Technologies, Inc. (a)	3,500	148,645
Bruker Corp. (a)	7,075	100,465
Cardinal Health, Inc.	3,001	129,133
Celgene Corp. (a)	1,724	125,335
Covidien PLC (b)	4,140	213,210
Dr. Reddy's Laboratories, Ltd. - ADR (b)	2,085	71,203
Eisai Co., Ltd. (b)	1,700	70,369
Fresenius Medical Care AG & Co. KGaA (b)	835	59,580
Gilead Sciences, Inc. (a)	2,525	123,321
GlaxoSmithKline PLC (b)	2,450	54,436
Halozyme Therapeutics, Inc. (a)	4,580	48,365
McKesson Corp.	2,290	187,139
Novartis AG (b)	2,254	121,944

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 44.4% (continued)

Health Care — 4.6% (continued)
Sanofi (b)	1,899	140,270
Smith & Nephew PLC (b)	9,450	91,581
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,443	65,123
Thermo Fisher Scientific, Inc. (a)	3,455	182,769
		1,932,888
Industrials — 5.3%
ABB, Ltd. (a) (b)	5,569	116,280
Atlas Copco AB, Class A (b)	2,856	67,889
Boeing Co. (The)	1,545	114,608
Brambles, Ltd. (b)	12,257	94,602
Caterpillar, Inc.	1,833	200,017
Cummins, Inc.	2,958	307,632
Eaton Corp.	2,387	117,035
Experian PLC (b)	6,374	86,329
General Dynamics Corp.	3,218	222,557
Kennametal, Inc.	2,808	121,053
Komatsu, Ltd. (b)	1,740	49,059
Mitsui & Co., Ltd. (b)	3,500	59,420
Nielsen Holdings NV (a) (b)	3,600	104,328
Polypore International, Inc. (a)	1,277	48,628
Raytheon Co.	3,845	184,521
Siemens AG (b)	1,226	115,688
Sumitomo Electric Industries, Ltd. (b)	5,805	69,916
Terex Corp. (a)	5,307	105,079
		2,184,641
Information Technology — 6.9%
Adobe Systems, Inc. (a)	2,805	86,815
Apple, Inc. (a)	370	168,898
Avnet, Inc. (a)	3,848	134,180
Bankrate, Inc. (a)	4,540	106,191
Canon, Inc. (b)	1,484	64,056
Cypress Semiconductor Corp. (a)	5,225	89,844
Dell, Inc. (a)	6,210	106,998
eBay, Inc. (a)	3,358	106,113
EMC Corp. (a)	12,249	315,534
Google, Inc., Class A (a)	194	112,541
Hewlett-Packard Co.	3,766	105,373
Infosys, Ltd. - ADR (b)	1,205	66,263
Keyence Corp. (b)	299	74,495
Kyocera Corp. (b)	795	67,797
LG Display Co., Ltd. - ADR (b)	6,820	87,910
Microsoft Corp.	2,362	69,750
MKS Instruments, Inc.	4,883	147,222
Power-One, Inc. (a)	28,218	122,466
SanDisk Corp. (a)	6,063	278,170
SAP AG (b)	2,710	163,734
Silicon Graphics International Corp. (a)	10,998	150,013
SunPower Corp. (a)	12,600	86,310
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	5,680	79,974

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 44.4% (continued)

Information Technology — 6.9% (continued)
Telefonaktiebolaget LM Ericsson, Class B (b)	6,234	57,964
		2,848,611
Materials — 4.5%
Allegheny Technologies, Inc.	2,032	92,232
ArcelorMittal - ADR (b)	4,355	89,365
Barrick Gold Corp. (b)	4,872	240,086
BASF SE (b)	1,595	122,635
BHP Billiton, Ltd. (b)	3,257	129,598
Cemex SAB de CV - ADR (a) (b)	15,462	105,296
Coeur d'Alene Mines Corp. (a)	3	83
CRH PLC (b)	4,106	81,460
Freeport-McMoRan Copper & Gold, Inc.	4,125	190,616
Materion Corp. (a)	2,388	70,231
Molycorp, Inc. (a)	2,683	83,119
Mosaic Co. (The)	3,530	197,574
Rio Tinto PLC (b)	1,886	113,083
Shin-Etsu Chemical Co., Ltd. (b)	1,338	69,516
Syngenta AG (a) (b)	381	115,231
Teck Resources, Ltd., Class B (b)	2,656	112,402
Vale SA - ADR (b)	2,342	59,253
		1,871,780
Telecommunication Services — 1.7%
China Unicom Hong Kong, Ltd. - ADR (b)	5,174	95,564
Chunghwa Telecom Co., Ltd. - ADR (b)	2,592	84,007
KDDI Corp. (b)	13	82,380
Koninklijke KPN NV (b)	4,200	46,038
NII Holdings, Inc. (a)	3,235	65,056
SK Telecom Co., Ltd. - ADR (b)	4,088	57,273
Telefonica SA (b)	2,813	49,048
VimpelCom, Ltd. - ADR (b)	8,210	87,518
Vodafone Group PLC (b)	53,300	143,455
		710,339
Utilities — 0.6%
AES Corp. (The) (a)	8,708	111,114
CLP Holdings, Ltd. (b)	8,251	67,559
Korea Electric Power Corp. - ADR (a) (b)	5,600	69,048
		247,721
Total Common Stocks (Cost $17,237,692)		18,446,276

	Principal ($)
U.S. Treasury Obligations — 53.4%

U.S. Treasury Bonds — 5.5%
8.00%, 11/15/21	1,201,000	1,886,133
6.50%, 11/15/26	261,000	396,516
		2,282,649

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	January 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 53.4% (continued)

U.S. Treasury Notes — 47.9%
1.38%, 5/15/13	3,107,000	3,155,062
3.13%, 8/31/13	2,610,000	2,730,102
2.25%, 5/31/14	3,655,000	3,824,903
2.50%, 4/30/15	3,341,000	3,574,349
2.75%, 11/30/16	2,611,000	2,868,225
3.50%, 2/15/18	1,332,000	1,529,198
3.13%, 5/15/19	1,411,000	1,592,998
3.13%, 5/15/21	575,000	646,246
		19,921,083
Total U.S. Treasury Obligations (Cost $21,873,335)		22,203,732

Security Description	Shares
Short-Term Investments — 4.3%

Money Market Funds — 4.3%
Dreyfus Cash Management, Institutional Shares, 0.10% (c)	101,804	101,804
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,665,167	1,665,167
Total Short-Term Investments (Cost $1,766,971)		1,766,971

Total Investments (Cost $40,877,998(d)) — 102.1%		$42,416,979

Liabilities in excess of other assets — (2.1)%		(872,042)

NET ASSETS — 100.0%		$41,544,937

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$18,446,276	$-	$-	$18,446,276
U.S. Treasury Obligations	-	22,203,732	-	22,203,732
Short-Term Investments	1,766,971	-	-	1,766,971
Total Investments	$20,213,247	$22,203,732	$-	$42,416,979

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 63.6%

Consumer Discretionary — 9.2%
AutoZone, Inc. (a)	370	128,716
Bayerische Motoren Werke AG (b)	1,542	131,892
Carnival PLC (b)	1,759	52,388
Comcast Corp., Class A	6,143	163,342
Denny's Corp. (a)	45,120	193,565
DIRECTV, Class A (a)	3,514	158,165
Einstein Noah Restaurant Group, Inc.	10,651	158,593
Grupo Televisa SA - ADR (b)	3,732	73,595
Jamba, Inc. (a)	75,086	117,134
Johnson Controls, Inc.	6,965	221,278
LVMH Moet Hennessy Louis Vuitton SA (b)	566	91,508
Nordstrom, Inc.	3,515	173,571
Omnicom Group, Inc.	5,635	257,012
Sony Corp. (b)	2,348	42,851
Sotheby's	3,440	115,343
Starbucks Corp.	4,074	195,267
Target Corp.	4,325	219,753
Time Warner, Inc.	5,790	214,577
Toyota Motor Corp. (b)	1,896	69,900
Viacom, Inc., Class B	5,201	244,655
WPP PLC (b)	6,393	75,102
		3,098,207
Consumer Staples — 5.1%
Anheuser-Busch InBev NV (b)	2,569	155,770
Asahi Group Holdings, Ltd. (b)	3,529	78,016
CVS Caremark Corp.	3,833	160,028
Diageo PLC (b)	8,199	181,138
Diageo PLC - ADR (b)	2,969	263,024
Imperial Tobacco Group PLC (b)	6,095	218,022
Kao Corp. (b)	2,782	73,218
Nestle SA (b)	3,332	190,943
Rite Aid Corp. (a)	109,767	152,576
Tesco PLC (b)	21,013	105,826
Unilever NV (b)	4,368	145,409
		1,723,970
Energy — 5.7%
Baker Hughes, Inc.	2,520	123,808
BP PLC (b)	11,255	83,508
Canadian Natural Resources, Ltd. (b)	3,342	132,377
Carrizo Oil & Gas, Inc. (a)	4,855	117,928
CNOOC, Ltd. - ADR (b)	400	81,360
ENI SpA (b)	3,353	74,121
Lukoil OAO - ADR (b)	1,445	84,301
Occidental Petroleum Corp.	4,272	426,217
Oil States International, Inc. (a)	1,630	129,895
Peabody Energy Corp.	2,294	78,203
Petroleo Brasileiro SA - ADR (b)	2,560	78,208
Royal Dutch Shell PLC, Class A (b)	4,034	142,423
Sasol, Ltd. - ADR (b)	1,815	93,182

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 63.6% (continued)

Energy — 5.7% (continued)
Suncor Energy, Inc. (b)	3,830	131,932
Total SA (b)	2,808	148,407
		1,925,870
Financials — 9.5%
Affiliated Managers Group, Inc. (a)	1,614	162,223
Aflac, Inc.	1,100	53,053
Allianz SE (b)	746	82,026
American Capital, Ltd. (a)	21,810	179,278
Aviva PLC (b)	11,126	61,258
AXA SA (b)	4,172	63,330
Banco Bilbao Vizcaya Argentaria SA (b)	6,472	56,500
Banco Santander Brasil SA - ADR (b)	8,730	79,618
Barclays PLC (b)	27,744	92,924
Capital One Financial Corp.	3,435	157,151
China Life Insurance Co., Ltd. - ADR (b)	1,605	70,524
Citigroup, Inc.	3,680	113,050
Credit Suisse Group AG (a) (b)	3,114	80,785
DBS Group Holdings, Ltd. (b)	6,524	70,279
Franklin Resources, Inc.	1,490	158,089
Goldman Sachs Group, Inc. (The)	1,250	139,337
Hartford Financial Services Group, Inc.	5,256	92,085
HSBC Holdings PLC (b)	13,741	114,696
ICICI Bank, Ltd. - ADR (b)	3,304	119,638
ING Groep NV (a) (b)	7,569	68,888
JPMorgan Chase & Co.	2,950	110,035
Lazard, Ltd., Class A (b)	6,986	200,638
Manulife Financial Corp. (b)	3,800	44,378
MBIA, Inc. (a)	11,078	136,481
Mitsubishi UFJ Financial Group, Inc. (b)	13,581	62,185
Mitsui Fudosan Co., Ltd. (b)	4,050	66,579
Radian Group, Inc.	46,042	126,616
Sun Hung Kai Properties, Ltd. (b)	8,651	119,804
Toronto-Dominion Bank (The) (b)	1,999	154,585
Westpac Banking Corp. (b)	8,063	181,046
		3,217,079
Health Care — 6.8%
Agilent Technologies, Inc. (a)	4,110	174,552
Bruker Corp. (a)	8,310	118,002
Cardinal Health, Inc.	3,529	151,853
Celgene Corp. (a)	2,017	146,636
Covidien PLC (b)	4,795	246,942
Dr. Reddy's Laboratories, Ltd. - ADR (b)	1,925	65,739
Eisai Co., Ltd. (b)	1,800	74,508
Fresenius Medical Care AG & Co. KGaA (b)	1,161	82,842
Gilead Sciences, Inc. (a)	2,975	145,299
GlaxoSmithKline PLC (b)	3,000	66,656
Halozyme Therapeutics, Inc. (a)	5,210	55,017
McKesson Corp.	2,886	235,844
Novartis AG (b)	2,649	143,314

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 63.6% (continued)

Health Care — 6.8% (continued)
Sanofi (b)	2,066	152,606
Smith & Nephew PLC (b)	15,395	149,195
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,561	70,448
Thermo Fisher Scientific, Inc. (a)	4,000	211,600
		2,291,053
Industrials — 7.5%
ABB, Ltd. (a) (b)	7,928	165,536
Atlas Copco AB, Class B (b)	2,757	58,281
Boeing Co. (The)	1,817	134,785
Brambles, Ltd. (b)	13,253	102,289
Caterpillar, Inc.	2,137	233,190
Cummins, Inc.	3,446	358,384
Eaton Corp.	2,793	136,941
Experian PLC (b)	6,892	93,345
General Dynamics Corp.	3,805	263,154
Kennametal, Inc.	3,309	142,651
Komatsu, Ltd. (b)	1,960	55,262
Mitsui & Co., Ltd. (b)	3,900	66,211
Nielsen Holdings NV (a) (b)	4,250	123,165
Polypore International, Inc. (a)	1,527	58,148
Raytheon Co.	4,505	216,195
Siemens AG (b)	1,290	121,727
Sumitomo Electric Industries, Ltd. (b)	6,277	75,601
Terex Corp. (a)	6,229	123,334
		2,528,199
Information Technology — 9.7%
Adobe Systems, Inc. (a)	3,340	103,373
Apple, Inc. (a)	436	199,025
Avnet, Inc. (a)	4,512	157,333
Bankrate, Inc. (a)	5,550	129,814
Canon, Inc. (b)	1,605	69,279
Cypress Semiconductor Corp. (a)	6,120	105,233
Dell, Inc. (a)	7,280	125,434
eBay, Inc. (a)	3,947	124,725
EMC Corp. (a)	14,401	370,970
Google, Inc., Class A (a)	225	130,525
Hewlett-Packard Co.	4,331	121,181
Infosys, Ltd. - ADR (b)	1,305	71,762
Keyence Corp. (b)	303	75,492
Kyocera Corp. (b)	868	74,023
LG Display Co., Ltd. - ADR (b)	7,220	93,066
Microsoft Corp.	2,882	85,105
MKS Instruments, Inc.	5,737	172,971
Power-One, Inc. (a)	33,131	143,789
SanDisk Corp. (a)	7,120	326,666
SAP AG (b)	2,867	173,220
Silicon Graphics International Corp. (a)	12,874	175,601
SunPower Corp. (a)	14,705	100,729
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	6,150	86,592

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 63.6% (continued)

Information Technology — 9.7% (continued)
Telefonaktiebolaget LM Ericsson, Class B (b)	8,279	76,979
		3,292,887
Materials — 6.6%
Allegheny Technologies, Inc.	2,401	108,981
APERAM - ADR (b)	118	2,421
ArcelorMittal - ADR (b)	5,155	105,781
Barrick Gold Corp. (b)	6,344	312,652
BASF SE (b)	2,260	173,764
BHP Billiton, Ltd. (b)	4,239	168,672
Cemex SAB de CV - ADR (a) (b)	18,354	124,991
Coeur d'Alene Mines Corp. (a)	3	83
CRH PLC (b)	2,880	57,137
Freeport-McMoRan Copper & Gold, Inc.	4,780	220,884
Materion Corp. (a)	2,759	81,142
Molycorp, Inc. (a)	3,167	98,114
Mosaic Co. (The)	4,095	229,197
Rio Tinto PLC (b)	2,433	145,880
Shin-Etsu Chemical Co., Ltd. (b)	1,447	75,179
Syngenta AG (a) (b)	405	122,490
Teck Resources, Ltd., Class B (b)	3,110	131,615
Vale SA - ADR (b)	2,547	64,439
		2,223,422
Telecommunication Services — 2.4%
China Unicom Hong Kong, Ltd. - ADR (b)	5,638	104,134
Chunghwa Telecom Co., Ltd. - ADR (b)	2,824	91,526
KDDI Corp. (b)	14	88,717
Koninklijke KPN NV (b)	6,560	71,907
NII Holdings, Inc. (a)	3,805	76,519
SK Telecom Co., Ltd. - ADR (b)	4,432	62,092
Telefonica SA (b)	3,042	53,041
VimpelCom, Ltd. - ADR (b)	7,440	79,310
Vodafone Group PLC (b)	65,670	176,748
		803,994
Utilities — 1.1%
AES Corp. (The) (a)	10,229	130,522
CLP Holdings, Ltd. (b)	8,922	73,053
Huaneng Power International, Inc. - ADR (b)	4,640	111,638
Korea Electric Power Corp. - ADR (a) (b)	6,070	74,843
		390,056
Total Common Stocks (Cost $20,205,169)		21,494,737

Principal ($)
U.S. Treasury Obligations — 33.6%

U.S. Treasury Bonds — 3.5%
8.00%, 11/15/21	625,000	981,543

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 33.6% (continued)

U.S. Treasury Bonds — 3.5% (continued)
6.50%, 11/15/26	136,000	206,614
		1,188,157
U.S. Treasury Notes — 30.1%
1.38%, 5/15/13	1,625,000	1,650,137
3.13%, 8/31/13	1,387,000	1,450,824
2.25%, 5/31/14	1,899,000	1,987,275
2.50%, 4/30/15	1,749,000	1,871,157
2.75%, 11/30/16	1,359,000	1,492,883
3.50%, 2/15/18	693,000	795,597
3.13%, 5/15/19	547,000	617,555
3.13%, 5/15/21	255,000	286,596
		10,152,024
Total U.S. Treasury Obligations (Cost $11,162,841)		11,340,181

Security Description	Shares
Short-Term Investments — 6.0%

Money Market Funds — 6.0%
Dreyfus Cash Management, Institutional Shares, 0.10% (c)	156,703	156,703
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,881,808	1,881,808
Total Short-Term Investments (Cost $2,038,511)		2,038,511

Total Investments (Cost $33,406,521(d)) — 103.2%		$34,873,429

Liabilities in excess of other assets — (3.2)%		(1,077,346)

NET ASSETS — 100.0%		$33,796,083

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	January 31, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$21,494,737	$-	$-	$21,494,737
U.S. Treasury Obligations	-	11,340,181	-	11,340,181
Short-Term Investments	2,038,511	-	-	2,038,511
Total Investments	$23,533,248	$11,340,181	$-	$34,873,429

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 81.3%

Consumer Discretionary — 11.7%
AutoZone, Inc. (a)	550	191,334
Bayerische Motoren Werke AG (b)	1,862	159,262
Carnival PLC (b)	2,877	85,684
Comcast Corp., Class A	8,978	238,725
Denny's Corp. (a)	65,814	282,342
DIRECTV, Class A (a)	5,135	231,126
Einstein Noah Restaurant Group, Inc.	18,411	274,140
Grupo Televisa SA - ADR (b)	5,436	107,198
Jamba, Inc. (a)	110,496	172,374
Johnson Controls, Inc.	10,305	327,390
LVMH Moet Hennessy Louis Vuitton SA (b)	867	140,172
Nordstrom, Inc.	5,137	253,665
Omnicom Group, Inc.	8,285	377,879
Sony Corp. (b)	3,596	65,626
Sotheby's	4,975	166,812
Starbucks Corp.	6,013	288,203
Target Corp.	6,405	325,438
Time Warner, Inc.	8,580	317,975
Toyota Motor Corp. (b)	2,903	107,025
Viacom, Inc., Class B	7,579	356,516
WPP PLC (b)	9,796	115,079
		4,583,965
Consumer Staples — 6.3%
Anheuser-Busch InBev NV (b)	3,826	231,987
Asahi Group Holdings, Ltd. (b)	5,404	119,467
CVS Caremark Corp.	5,595	233,591
Diageo PLC (b)	10,997	242,953
Diageo PLC - ADR (b)	4,622	409,463
Imperial Tobacco Group PLC (b)	6,676	238,804
Kao Corp. (b)	4,260	112,117
Nestle SA (b)	4,995	286,243
Rite Aid Corp. (a)	161,567	224,578
Tesco PLC (b)	32,231	162,323
Unilever NV (b)	6,548	217,981
		2,479,507
Energy — 7.4%
Baker Hughes, Inc.	3,700	181,781
BP PLC (b)	17,436	129,369
Canadian Natural Resources, Ltd. (b)	4,869	192,861
Carrizo Oil & Gas, Inc. (a)	7,055	171,366
CNOOC, Ltd. - ADR (b)	587	119,396
ENI SpA (b)	4,765	105,335
Lukoil OAO - ADR (b)	2,140	124,848
Occidental Petroleum Corp.	6,242	622,764
Oil States International, Inc. (a)	2,410	192,053
Peabody Energy Corp.	3,338	113,792
Petroleo Brasileiro SA - ADR (b)	3,595	109,827
Royal Dutch Shell PLC, Class A (b)	7,051	248,941
Sasol, Ltd. - ADR (b)	2,700	138,618

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 81.3% (continued)

Energy — 7.4% (continued)
Suncor Energy, Inc. (b)	7,830	269,720
Total SA (b)	3,244	171,450
		2,892,121
Financials — 11.8%
Affiliated Managers Group, Inc. (a)	2,354	236,601
Aflac, Inc.	1,600	77,168
Allianz SE (b)	1,089	119,740
American Capital, Ltd. (a)	31,813	261,503
Aviva PLC (b)	17,037	93,803
AXA SA (b)	6,389	96,984
Banco Bilbao Vizcaya Argentaria SA (b)	9,912	86,531
Banco Santander Brasil SA - ADR (b)	12,920	117,830
Barclays PLC (b)	43,847	146,859
Capital One Financial Corp.	5,095	233,096
China Life Insurance Co., Ltd. - ADR (b)	1,740	76,456
Citigroup, Inc.	5,450	167,424
Credit Suisse Group AG (a) (b)	4,819	125,017
DBS Group Holdings, Ltd. (b)	9,990	107,616
Franklin Resources, Inc.	2,165	229,707
Goldman Sachs Group, Inc. (The)	1,850	206,220
Hartford Financial Services Group, Inc.	7,668	134,343
HSBC Holdings PLC (b)	20,659	172,440
ICICI Bank, Ltd. - ADR (b)	4,759	172,323
ING Groep NV (a) (b)	11,590	105,485
JPMorgan Chase & Co.	4,383	163,486
Lazard, Ltd., Class A (b)	10,327	296,591
Manulife Financial Corp. (b)	6,300	73,574
MBIA, Inc. (a)	16,169	199,202
Mitsubishi UFJ Financial Group, Inc. (b)	20,797	95,226
Mitsui Fudosan Co., Ltd. (b)	6,202	101,956
Radian Group, Inc.	67,810	186,478
Sun Hung Kai Properties, Ltd. (b)	14,322	198,340
Toronto-Dominion Bank (The) (b)	3,071	237,484
Westpac Banking Corp. (b)	5,299	118,983
		4,638,466
Health Care — 8.6%
Agilent Technologies, Inc. (a)	6,065	257,581
Bruker Corp. (a)	12,130	172,246
Cardinal Health, Inc.	4,761	204,866
Celgene Corp. (a)	2,951	214,538
Covidien PLC (b)	7,085	364,877
Dr. Reddy's Laboratories, Ltd. - ADR (b)	2,845	97,157
Eisai Co., Ltd. (b)	2,900	120,041
Fresenius Medical Care AG & Co. KGaA (b)	1,877	133,931
Gilead Sciences, Inc. (a)	4,350	212,454
GlaxoSmithKline PLC (b)	4,380	97,318
Halozyme Therapeutics, Inc. (a)	7,850	82,896
McKesson Corp.	4,104	335,379
Novartis AG (b)	3,517	190,273

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 81.3% (continued)

Health Care — 8.6% (continued)
Sanofi (b)	3,218	237,698
Smith & Nephew PLC (b)	24,475	237,191
Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,298	103,709
Thermo Fisher Scientific, Inc. (a)	5,915	312,903
		3,375,058
Industrials — 9.7%
ABB, Ltd. (a) (b)	11,668	243,627
Atlas Copco AB, Class B (b)	4,253	89,905
Boeing Co. (The)	2,655	196,948
Brambles, Ltd. (b)	20,296	156,649
Caterpillar, Inc.	3,165	345,365
Cummins, Inc.	5,065	526,760
Eaton Corp.	4,150	203,474
Experian PLC (b)	10,554	142,943
General Dynamics Corp.	5,868	405,831
Kennametal, Inc.	4,823	207,920
Komatsu, Ltd. (b)	3,200	90,223
Mitsui & Co., Ltd. (b)	6,400	108,654
Nielsen Holdings NV (a) (b)	6,250	181,125
Polypore International, Inc. (a)	2,235	85,109
Raytheon Co.	6,685	320,813
Siemens AG (b)	2,010	189,668
Sumitomo Electric Industries, Ltd. (b)	9,613	115,780
Terex Corp. (a)	8,921	176,636
		3,787,430
Information Technology — 12.6%
Adobe Systems, Inc. (a)	4,890	151,346
Apple, Inc. (a)	637	290,778
Avnet, Inc. (a)	6,597	230,037
Bankrate, Inc. (a)	7,350	171,917
Canon, Inc. (b)	2,458	106,098
Cypress Semiconductor Corp. (a)	8,950	153,895
Dell, Inc. (a)	10,790	185,912
eBay, Inc. (a)	5,786	182,838
EMC Corp. (a)	21,086	543,175
Google, Inc., Class A (a)	359	208,260
Hewlett-Packard Co.	6,326	177,001
Infosys, Ltd. - ADR (b)	1,930	106,131
Keyence Corp. (b)	480	119,591
Kyocera Corp. (b)	1,347	114,871
LG Display Co., Ltd. - ADR (b)	10,680	137,665
Microsoft Corp.	4,553	134,450
MKS Instruments, Inc.	8,379	252,627
Power-One, Inc. (a)	48,716	211,427
SanDisk Corp. (a)	10,472	480,455
SAP AG (b)	5,077	306,745
Silicon Graphics International Corp. (a)	18,733	255,518
SunPower Corp. (a)	21,780	149,193
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	9,090	127,987

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 81.3% (continued)

Information Technology — 12.6% (continued)
Telefonaktiebolaget LM Ericsson, Class B (b)	12,738	118,439
		4,916,356
Materials — 8.6%
Allegheny Technologies, Inc.	3,493	158,547
APERAM - ADR (b)	184	3,776
ArcelorMittal - ADR (b)	7,430	152,464
Barrick Gold Corp. (b)	9,932	489,483
BASF SE (b)	2,985	229,507
BHP Billiton, Ltd. (b)	6,590	262,220
Cemex SAB de CV - ADR (a) (b)	26,398	179,770
Coeur d'Alene Mines Corp. (a)	1	28
CRH PLC (b)	7,449	147,783
Freeport-McMoRan Copper & Gold, Inc.	7,065	326,474
Materion Corp. (a)	4,027	118,434
Molycorp, Inc. (a)	4,597	142,415
Mosaic Co. (The)	6,055	338,898
Rio Tinto PLC (b)	3,826	229,403
Shin-Etsu Chemical Co., Ltd. (b)	2,215	115,080
Syngenta AG (a) (b)	609	184,188
Teck Resources, Ltd., Class B (b)	4,562	193,064
Vale SA - ADR (b)	3,692	93,408
		3,364,942
Telecommunication Services — 3.2%
China Unicom Hong Kong, Ltd. - ADR (b)	8,260	152,562
Chunghwa Telecom Co., Ltd. - ADR (b)	4,240	137,418
KDDI Corp. (b)	21	133,075
Koninklijke KPN NV (b)	10,700	117,287
NII Holdings, Inc. (a)	5,563	111,872
SK Telecom Co., Ltd. - ADR (b)	6,541	91,640
Telefonica SA (b)	4,658	81,218
VimpelCom, Ltd. - ADR (b)	14,000	149,240
Vodafone Group PLC (b)	96,985	261,031
		1,235,343
Utilities — 1.4%
AES Corp. (The) (a)	14,918	190,353
CLP Holdings, Ltd. (b)	13,662	111,864
Huaneng Power International, Inc. - ADR (b)	6,255	150,495
Korea Electric Power Corp. - ADR (a) (b)	8,990	110,847
		563,559
Total Common Stocks (Cost $30,052,564)		31,836,747

Principal ($)
U.S. Treasury Obligations — 14.7%
U.S. Treasury Bonds — 1.6%
8.00%, 11/15/21	316,000	496,268

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	January 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 14.7% (continued)

U.S. Treasury Bonds — 1.6% (continued)
6.50%, 11/15/26	69,000	104,826
		601,094
U.S. Treasury Notes — 13.1%
1.38%, 5/15/13	821,000	833,700
3.13%, 8/31/13	701,000	733,257
2.25%, 5/31/14	959,000	1,003,579
2.50%, 4/30/15	883,000	944,672
2.75%, 11/30/16	686,000	753,582
3.50%, 2/15/18	350,000	401,817
3.13%, 5/15/19	276,000	311,600
3.13%, 5/15/21	129,000	144,984
		5,127,191
Total U.S. Treasury Obligations (Cost $5,641,861)		5,728,285

Security Description	Shares
Short-Term Investments — 8.4%

Money Market Funds — 8.4%
Dreyfus Cash Management, Institutional Shares, 0.10% (c)	211,468	211,468
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	3,091,342	3,091,342
Total Short-Term Investments (Cost $3,302,810)		3,302,810

Total Investments (Cost $38,997,235(d)) — 104.4%		$40,867,842

Liabilities in excess of other assets — (4.4)%		(1,705,549)

NET ASSETS — 100.0%		$39,162,293

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 1/31/12.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,836,747	$-	$-	$31,836,747
U.S. Treasury Obligations	-	5,728,285	-	5,728,285
Short-Term Investments	3,302,810	-	-	3,302,810
Total Investments	$35,139,557	$5,728,285	$-	$40,867,842

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2050 Fund	January 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 93.6%
iShares MSCI EAFE Index Fund	47,880	2,496,463
iShares S&P 500 Index Fund	32,494	4,281,735
Total Investment Companies (Cost $6,600,788)		6,778,198

	Principal ($)
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds — 0.3%
8.00%, 11/15/21	11,000	17,275
6.50%, 11/15/26	2,000	3,038
		20,313
U.S. Treasury Notes — 2.5%
1.38%, 5/15/13	29,000	29,449
3.13%, 8/31/13	25,000	26,150
2.25%, 5/31/14	34,000	35,580
2.50%, 4/30/15	31,000	33,165
2.75%, 11/30/16	24,000	26,364
3.50%, 2/15/18	12,000	13,777
3.13%, 5/15/19	10,000	11,290
3.13%, 5/15/21	5,000	5,620
		181,395
Total U.S. Treasury Obligations (Cost $200,229)		201,708

	Shares
Short-Term Investment — 4.0%

Money Market Fund — 4.0%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	290,571	290,571
Total Short-Term Investments (Cost $290,571)		290,571

Total Investments (Cost $7,091,588(b)) — 100.4%		$7,270,477

Liabilities in excess of other assets — (0.4)%		(29,326)

NET ASSETS — 100.0%		$7,241,151

(a) Represents the 7 day yield at 1/31/12.
(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$6,778,198	$-	$-	$6,778,198
U.S. Treasury Obligations	-	201,708	-	201,708
Short-Term Investments	290,571	-	-	290,571
Total Investments	$7,068,769	$201,708	$-	$7,270,477

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	January 31, 2012 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers seventeen (17) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the sixteen active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announces after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC 820, “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no significant transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Sold Short

As a portfolio management strategy, the Fusion Fund and Absolute Return Bull Bear Bond Fund may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Funds may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Funds) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at January 31, 2012 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Strategic Income Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund, and Absolute Return Bull Bear Bond Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at January 31, 2012 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	Proceeds from Securities Sold Short	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations
Stock Fund	$123,169,654	$26,295,255	$(269,061)	$—	$—	$26,026,194
International Alpha Strategies Fund	51,148,425	2,322,501	(2,667,726)	10,817	—	(334,408)
Small Cap Growth Fund	4,232,463	512,341	(450,656)	—	—	61,685
Large Cap Growth Fund	6,137,679	432,693	(391,097)	—	—	41,596
Kansas Tax-Exempt Bond Fund	278,617,749	19,156,335	(579,792)	—	—	18,576,543
Strategic Income Fund	68,668,263	437,055	(1,157,994)	—	—	(720,939)
Core Plus Fund	70,167,427	2,869,391	(48,743)	—	—	2,820,648
U.S. Inflation-Indexed Fund	324,978,778	12,437,484	(261,946)	—	—	12,175,538
Active Interest Rate Management Fund	12,297,404	—	—	—	—	—
Fusion Fund	619,058	77,668	(36,279)	—	(92,580)	41,389
Absolute Return Bull Bear Bond Fund	35,059,831	—	(486,502)	—	—	(486,502)
NestEgg Fund	18,232,531	568,321	(147,128)	175	—	421,368
NestEgg 2020 Fund	40,976,129	2,294,980	(854,130)	170	—	1,441,020
NestEgg 2030 Fund	33,512,025	2,418,544	(1,057,140)	692	—	1,362,096
NestEgg 2040 Fund	39,136,713	3,351,490	(1,620,361)	970	—	1,732,099
NestEgg 2050 Fund	7,092,516	347,520	(169,559)	—	—	177,961

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)        The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)        Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 30, 2012

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date: March 30, 2012